File No. 333-76336

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 594
                BIOTECHNOLOGY PORTFOLIO, SERIES 7
                 CAPITAL GOODS PORTFOLIO, SERIES
               COMMUNICATIONS PORTFOLIO, SERIES 10
                   ENERGY PORTFOLIO, SERIES 11
             FINANCIAL SERVICES PORTFOLIO, SERIES 12
                    LEADING BRANDS PORTFOLIO, SERIES 11
                     LIFE SCIENCES PORTFOLIO, SERIES 4
               PHARMACEUTICAL PORTFOLIO, SERIES 13
                SEMICONDUCTOR PORTFOLIO, SERIES 7
                 TECHNOLOGY PORTFOLIO, SERIES 16
               UTILITIES INCOME PORTFOLIO, SERIES 4
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P.    CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen           Attn:  Eric F. Fess
          1001 Warrenville Road           111 West Monroe Street
          Lisle, Illinois  60532          Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  April 30, 2004
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 594
                        BIOTECHNOLOGY PORTFOLIO, SERIES 7
                                  647,886 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Biotechnology Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry. At March 1, 2004, each Unit represented a 1/647,886 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $8.302 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
                            FIRST TRUST PORTFOLIOS L.P.
                                       Sponsor

                                     FT 594
                        BIOTECHNOLOGY PORTFOLIO, SERIES 7
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                                         647,886
Fractional Undivided Interest in the Trust per Unit                                                       1/647,886
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $5,181,037
    Aggregate Value of Securities per Unit                                                                   $7.997
    Income and Principal cash (overdraft) in the Portfolio                                                   $3,875
    Income and Principal cash (overdraft) per Unit                                                            $.006
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.299
    Public Offering Price per Unit                                                                           $8.302
Redemption Price and Sponsor Repurchase Price per Unit
    ($.299 less than the Public Offering Price per Unit)                                                     $8.003

Date Trust Established                                                                             January 23, 2002
Mandatory Termination Date                                                                            July 23, 2007

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Biotechnology Portfolio, Series 7


We have audited the statement of assets and liabilities of FT 594, Biotechnology Portfolio, Series 7 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Biotechnology Portfolio, Series 7, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                        BIOTECHNOLOGY PORTFOLIO, SERIES 7

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $5,596,131)                      $4,890,621
Cash                                                                   7,481
Dividends receivable                                                   3,737
                                                                  -----------
TOTAL ASSETS                                                      $4,901,839
                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    5,366
Liability to Sponsor for organization costs                            3,000
Unit redemptions payable                                               6,491
Payable for investments purchased                                      7,253
                                                                  -----------
TOTAL LIABILITIES                                                     22,110
                                                                  -----------
Net assets, applicable to 673,054 outstanding units
 of fractional undivided interest:
    Cost of Trust assets                                           5,596,131
    Net unrealized appreciation (depreciation)                      (705,510)
    Distributable funds (deficit)                                    380,596
    Less deferred sales charge                                      (368,522)
    Less organization costs                                          (22,966)
                                                                  -----------
                                                                   4,879,729
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $4,901,839
                                                                  ===========
Net asset value per unit                                          $    7.250
                                                                  ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                        BIOTECHNOLOGY PORTFOLIO, SERIES 7

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           PHARMACEUTICALS - 24%
                           ---------------------
       3,292               Andrx Group                                                                   $   79,140
       4,105               Bristol- Myers Squibb Company                                                    117,403
       4,004               GlaxoSmithKline Plc (ADR)                                                        186,666
       3,388               Johnson & Johnson                                                                175,024
       2,659               Eli Lilly and Company                                                            187,007
         404  (3)          Medco Health Solutions Inc.                                                       13,732
       3,310  (3)          Merck & Co., Inc.                                                                152,922
       4,839               Pfizer Inc.                                                                      170,962
       5,903               Schering- Plough Corporation                                                     102,653

                           BIOTECH - 76%
                           -------------
       5,400               Affymetrix, Inc.                                                                 132,894
       8,809               Applera Corporation - Celera Genomics Group                                      122,533
       3,591               Amgen Inc.                                                                       221,924
       2,901               Cephalon, Inc.                                                                   140,437
       4,708               Chiron Corporation                                                               268,309
      14,003               CuraGen Corporation                                                              102,642
       3,796               Enzon, Inc.                                                                       45,552
      13,068               Gene Logic Inc.                                                                   67,823
       4,103               Genentech, Inc.                                                                  383,918
       3,955               Genzyme Corporation (General Division)                                           195,140
       5,975               Gilead Sciences, Inc.                                                            347,387
       7,267               Human Genome Sciences, Inc.                                                       96,288
       7,454  (2)          Biogen Idec, Inc. (formerly, IDEC Pharmaceuticals Corporation)                   274,158
      13,157               Incyte Genomics, Inc.                                                             89,994
       3,563               Invitrogen Corporation                                                           249,410
      12,392               Ligand Pharmaceuticals Incorporated                                              182,038
       4,548               MedImmume, Inc.                                                                  115,519
       9,850               Millennium Pharmaceuticals, Inc.                                                 183,900
      15,046               Pharmacopeia, Inc.                                                               213,804
       8,253               Protein Design Labs, Inc.                                                        147,729
      10,344  (4)          QIAGEN N.V.                                                                      123,713
                                                                                                         ----------
                           Total investments (total cost $5,596,131) - 100%                              $4,890,621
                                                                                                         ==========

                                     FT 594
                        BIOTECHNOLOGY PORTFOLIO, SERIES 7

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 6% of the net assets of the Trust.

(2) In November 2003, IDEC Pharmaceuticals Corporation ("IDEC"), one of the Trust's original holdings, acquired Biogen, Inc. ("Biogen"), also one of the Trust's original holdings. Each shareholder of Biogen received
         1.15 shares of IDEC for each share of Biogen held. Concurrently, IDEC Pharmaceuticals Corporation changed its name to Biogen Idec, Inc.

(3) In August 2003, Merck & Co., Inc. ("Merck"), one of the Trust's original holdings, spun off Medco Health Solutions Inc. ("Medco"). Each shareholder of Merck received .1206 shares of Medco for each share of Merck held.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 594
                        BIOTECHNOLOGY PORTFOLIO, SERIES 7

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                  (Initial Date of
                                                                              Year ended             Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income (net of foreign taxes withheld
    of $412 and $657 in 2003 and 2002,
    respectively)                                                             $   32,871           $    34,670

Expenses:
    Trustee and other service fees                                               (11,044)              (11,427)
    Evaluator's fees                                                              (2,791)               (2,468)
    Supervisory fees                                                              (3,256)               (2,879)
    Creation and development fees                                                      -               (25,145)
    Administrative fees                                                           (1,395)               (1,234)
    Other expenses                                                                (3,365)               (3,500)
                                                                              ---------------------------------
    Total expenses                                                               (21,851)              (46,653)
                                                                              ---------------------------------
       Investment income (loss) - net                                             11,020               (11,983)

Net gain (loss) on investments:
    Net realized gain (loss)                                                    (545,636)             (529,255)
    Change in net unrealized appreciation
       (depreciation)                                                          2,183,492            (2,889,002)
                                                                              ---------------------------------
                                                                               1,637,856            (3,418,257)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $1,648,876           $(3,430,240)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                        BIOTECHNOLOGY PORTFOLIO, SERIES 7

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                               Year ended         (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net increase (decrease) in net assets
   resulting from operations:
    Investment income (loss) - net                                            $    11,020          $   (11,983)
    Net realized gain (loss) on investments                                      (545,636)            (529,255)
    Change in net unrealized appreciation
       (depreciation) on investments                                            2,183,492           (2,889,002)
                                                                              ---------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                                1,648,876           (3,430,240)
                                                                              ---------------------------------
Units issued                                                                        6,792            9,007,280
    Deferred sales charge                                                              -              (363,135)
    Organization costs                                                                 -               (22,629)
                                                                              ---------------------------------
    Total                                                                           6,792            8,621,516
                                                                              ---------------------------------
Unit redemptions                                                               (1,566,036)            (523,538)

Distributions to unit holders:
    Investment income - net                                                        (8,942)             (10,735)
    Principal from investment transactions                                             -                     -
                                                                              ---------------------------------
    Total distributions                                                            (8,942)             (10,735)
                                                                              ---------------------------------
Total increase (decrease) in net assets                                            80,690            4,657,003

Net assets:
    Beginning of the period                                                     4,799,039              142,036
                                                                              ---------------------------------
    End of the period                                                         $ 4,879,729          $ 4,799,039
                                                                              =================================
Distributable funds (deficit) at end of the period                            $   380,596          $   387,847
                                                                              =================================
Trust units:
    Beginning of the period                                                       926,323               14,963
    Issued                                                                            944            1,010,220
    Redemptions                                                                  (254,213)             (98,860)
                                                                              ---------------------------------
    End of the period                                                             673,054              926,323
                                                                              =================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                        BIOTECHNOLOGY PORTFOLIO, SERIES 7

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 594, Biotechnology Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $22,966, of which, $19,966 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation                  $   546,020
                      Unrealized depreciation                   (1,251,530)
                                                               ------------
                                                               $  (705,510)
                                                               ============


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                     Period from
                                                                                  January 23, 2002
                                                                                  (Initial Date of
                                                               Year ended             Deposit) to
                                                               December 31,          December 31,
                                                                  2003                  2002
Dividend income                                                $  .041              $   .040
Expenses                                                         (.027)                (.054)
                                                               ------------------------------
       Investment income (loss) - net                             .014                 (.014)

Distributions to unit holders:
    Investment income - net                                      (.013)                (.012)
    Principal from investment transactions                           -                     -

Net gain (loss) on investments                                   2.068                (4.285)
                                                               ------------------------------
       Total increase (decrease) in net assets                   2.069                (4.311)
Net assets:
    Beginning of the period                                      5.181                 9.492
                                                               ------------------------------
    End of the period                                          $ 7.250              $  5.181
                                                               ==============================
Total return                                                    40.19%               (45.29)%
Ratio of total expenses to average net assets                     .43%                  .74%*
Ratio of net investment income (loss) to
    average net assets                                            .23%                 (.19)%*


*   Not annualized

                                     FT 594
                        BIOTECHNOLOGY PORTFOLIO, SERIES 7

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                   SPONSOR:                 First Trust Portfolios L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois 60532
                                            (800) 621-1675

                   TRUSTEE:                 JPMorgan Chase Bank
                                            4 Chase MetroTech Center, 3rd Floor
                                            Brooklyn, New York 11245

                   LEGAL COUNSEL            Chapman and Cutler LLP
                   TO SPONSOR:              111 West Monroe Street
                                            Chicago, Illinois 60603

                   LEGAL COUNSEL            Carter, Ledyard & Milburn LLP
                   TO TRUSTEE:              2 Wall Street
                                            New York, New York 10005

                   INDEPENDENT              Deloitte & Touche LLP
                   AUDITORS:                180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                         CAPITAL GOODS PORTFOLIO SERIES
                                  239,769 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Capital Goods Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the capital goods industry. At March 1, 2004, each Unit represented a 1/239,769 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $11.815 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                         FIRST TRUST PORTFOLIOS L.P.
                                    Sponsor

                                     FT 594
                         CAPITAL GOODS PORTFOLIO SERIES
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                                             239,769
Fractional Undivided Interest in the Trust per Unit                                                       1/239,769
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $2,725,973
    Aggregate Value of Securities per Unit                                                                  $11.369
    Income and Principal cash (overdraft) in the Portfolio                                                   $4,885
    Income and Principal cash (overdraft) per Unit                                                            $.020
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.426
    Public Offering Price per Unit                                                                          $11.815
Redemption Price and Sponsor Repurchase Price per Unit
    ($.426 less than the Public Offering Price per Unit)                                                    $11.389
Date Trust Established                                                                             January 23, 2002

Mandatory Termination Date                                                                            July 23, 2007

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Capital Goods Portfolio Series


We have audited the statement of assets and liabilities of FT 594, Capital Goods Portfolio Series (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Capital Goods Portfolio Series, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                         CAPITAL GOODS PORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $2,667,869)                        $3,000,820
Dividends receivable                                                     3,650
Receivable from investment transactions                                 30,263
                                                                    -----------
TOTAL ASSETS                                                        $3,034,733
                                                                    ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $    2,316
Cash overdraft                                                          15,941
Liability to Sponsor for organization costs                             10,195
Unit redemptions payable                                                11,940
                                                                    -----------
TOTAL LIABILITIES                                                       40,392
                                                                    -----------
Net assets, applicable to 263,085 outstanding units
  of fractional undivided interest:
    Cost of Trust assets                                             2,667,869
    Net unrealized appreciation (depreciation)                         332,951
    Distributable funds (deficit)                                      244,432
    Less deferred sales charge                                        (236,152)
    Less organization costs                                            (14,759)
                                                                    -----------
                                                                     2,994,341
                                                                    -----------
TOTAL LIABILITIES AND NET ASSETS                                    $3,034,733
                                                                    ===========
Net asset value per unit                                            $   11.382
                                                                    ===========


See notes to financial statements.

                                     FT 594
                         CAPITAL GOODS PORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           AEROSPACE & DEFENSE - 15%
                           -------------------------
       3,102               The Boeing Company                                                            $  130,718
       1,578               General Dynamics Corporation                                                     142,635
       1,875               United Technologies Corporation                                                  177,694

                           AUTO PARTS - 13%
                           ----------------
       1,577               Johnson Controls, Inc.                                                           183,121
       3,291               Lear Corporation                                                                 201,837
                           AUTOS - 4%
       2,508               General Motors Corporation                                                       133,927

                           ELECTRONIC COMPONENTS - 4%
                           --------------------------
       2,953  (2)          Celestica Inc.                                                                    44,502
       5,547  (2)          Flextronics International Ltd.                                                    82,318

                           DIVERSIFIED MANUFACTURING - 36%
                           -------------------------------
       2,060               Danaher Corporation                                                              189,005
       3,196               General Electric Company                                                          99,012
       4,162               Honeywell International Inc.                                                     139,136
       1,887               Illinois Tool Works Inc.                                                         158,338
       2,624               Roper Industries, Inc.                                                           129,258
       1,854               SPX Corporation                                                                  109,034
       3,168               Textron Inc.                                                                     180,766
       2,520  (2)          Tyco International Ltd.                                                           66,780

                           MACHINERY- CONSTRUCTION - 7%
                           ----------------------------
       2,561               Caterpillar Inc.                                                                 212,614

                           MACHINERY- INDUSTRIAL - 21%
                           ---------------------------
       3,572               Donaldson Company, Inc.                                                          211,320
       5,008               Graco Inc.                                                                       200,821
       3,064               Ingersoll-Rand Company                                                           207,984
                                                                                                         ----------
                           Total investments (total cost $2,667,869) - 100%                              $3,000,820
                                                                                                         ==========

                                     FT 594
                         CAPITAL GOODS PORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 6% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 594
                         CAPITAL GOODS PORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                  (Initial Date of
                                                                              Year ended             Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                               $   46,052           $    57,510

Expenses:
    Trustee and other service fees                                                (5,675)               (7,676)
    Evaluator's fees                                                              (1,342)               (1,618)
    Supervisory fees                                                              (1,565)               (1,887)
    Administrative fees                                                             (671)                 (809)
    Creation and development fees                                                      -               (16,026)
    Other expenses                                                                (1,315)               (2,359)
                                                                              ---------------------------------
    Total expenses                                                               (10,568)              (30,375)
                                                                              ---------------------------------
       Investment income (loss) - net                                             35,484                27,135
Net gain (loss) on investments:
    Net realized gain (loss)                                                    (396,433)             (508,643)
    Change in net unrealized appreciation
       (depreciation)                                                          1,426,604            (1,093,653)
                                                                              ---------------------------------
                                                                               1,030,171            (1,602,296)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $1,065,655           $(1,575,161)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                         CAPITAL GOODS PORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                               Year ended          (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net increase (decrease) in net assets
     resulting from operations:
    Investment income (loss) - net                                           $    35,484           $    27,135
    Net realized gain (loss) on investments                                     (396,433)             (508,643)
    Change in net unrealized appreciation
       (depreciation) on investments                                           1,426,604            (1,093,653)
                                                                             ----------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               1,065,655            (1,575,161)
                                                                             ----------------------------------
Units issued                                                                       7,988             6,856,562
    Deferred sales charge                                                              -              (230,774)
    Organization costs                                                                 -               (14,423)
                                                                             ----------------------------------
    Total                                                                          7,988             6,611,365
                                                                             ----------------------------------
Unit redemptions                                                              (1,730,667)           (1,450,863)

Distributions to unit holders:
    Investment income - net                                                      (31,073)              (44,713)
    Principal from investment transactions                                             -                     -
                                                                             ----------------------------------
    Total distributions                                                          (31,073)              (44,713)
                                                                             ----------------------------------
Total increase (decrease) in net assets                                         (688,097)            3,540,628

Net assets:
    Beginning of the period                                                    3,682,438               141,810
                                                                             ----------------------------------
    End of the period                                                        $ 2,994,341           $ 3,682,438
                                                                             ==================================
Distributable funds (deficit) at end of the period                           $   244,432           $   238,597
                                                                             ==================================
Trust units:
    Beginning of the period                                                      471,871                14,939
    Issued                                                                           935               643,149
    Redemptions                                                                 (209,721)             (186,217)
                                                                             ----------------------------------
    End of the period                                                            263,085               471,871
                                                                             ==================================
See notes to financial statements.

                                     FT 594
                         CAPITAL GOODS PORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 594, Capital Goods Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the capital goods industry.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $14,759, of which, $4,564 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation                     $ 493,414
                      Unrealized depreciation                      (160,463)
                                                                  ----------
                                                                  $ 332,951
                                                                  ==========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                        Period from
                                                                                     January 23, 2002
                                                                                     (Initial Date of
                                                                 Year ended             Deposit) to
                                                                 December 31,          December 31,
                                                                     2003                  2002
Dividend income                                                   $  .135              $   .121
Expenses                                                            (.031)                (.064)
                                                                  ------------------------------
       Investment income (loss) - net                                .104                  .057
Distributions to unit holders:
    Investment income - net                                         (.103)                (.082)
    Principal from investment transactions                              -                     -
Net gain (loss) on investments                                      3.577                (1.664)
                                                                  ------------------------------
       Total increase (decrease) in net assets                      3.578                (1.689)
Net assets:
    Beginning of the period                                         7.804                 9.493
                                                                  ------------------------------
    End of the period                                             $11.382              $  7.804
                                                                  ==============================
Total return                                                       47.17%               (16.93)%
Ratio of total expenses to average net assets                        .32%                  .74%*
Ratio of net investment income (loss) to
    average net assets                                              1.08%                  .66%*


*   Not annualized

                                     FT 594
                         CAPITAL GOODS PORTFOLIO SERIES

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                 SPONSOR:                 First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                 TRUSTEE:                 JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                 LEGAL COUNSEL            Chapman and Cutler LLP
                 TO SPONSOR:              111 West Monroe Street
                                          Chicago, Illinois 60603

                 LEGAL COUNSEL            Carter, Ledyard & Milburn LLP
                 TO TRUSTEE:              2 Wall Street
                                          New York, New York 10005

                 INDEPENDENT              Deloitte & Touche LLP
                 AUDITORS:                180 North Stetson Avenue
                                          Chicago, Illinois 60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                       COMMUNICATIONS PORTFOLIO, SERIES 10
                                  369,038 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Communications Portfolio, Series 10 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of communications companies, diversified across domestic and international companies involved in communications services. At March 1, 2004, each Unit represented a 1/369,038 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $8.493 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                         FIRST TRUST PORTFOLIOS L.P.
                                   Sponsor

                                     FT 594
                       COMMUNICATIONS PORTFOLIO, SERIES 10
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                                         369,038
Fractional Undivided Interest in the Trust per Unit                                                       1/369,038
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $3,023,722
    Aggregate Value of Securities per Unit                                                                   $8.194
    Income and Principal cash (overdraft) in the Portfolio                                                 $(2,172)
    Income and Principal cash (overdraft) per Unit                                                          $(.006)
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.305
    Public Offering Price per Unit                                                                           $8.493
Redemption Price and Sponsor Repurchase Price per Unit
    ($.305 less than the Public Offering Price per Unit)                                                     $8.188

Date Trust Established                                                                             January 23, 2002

Mandatory Termination Date                                                                            July 23, 2007

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Communications Portfolio, Series 10


We have audited the statement of assets and liabilities of FT 594, Communications Portfolio, Series 10 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Communications Portfolio, Series 10, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                       COMMUNICATIONS PORTFOLIO, SERIES 10

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS

Securities, at fair value (cost, $3,030,094)                      $2,844,752
Cash                                                                   8,917
Dividends receivable                                                   1,022
Receivable from investment transactions                               21,696
                                                                  -----------
TOTAL ASSETS                                                      $2,876,387
                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    3,090
Liability to Sponsor for organization costs                            5,469
Unit redemptions payable                                              24,812
Payable for investments purchased                                      4,979
                                                                  -----------
TOTAL LIABILITIES                                                     38,350
                                                                  -----------
Net assets, applicable to 389,970 outstanding units
  of fractional undivided interest:
    Cost of Trust assets                                           3,030,094
    Net unrealized appreciation (depreciation)                      (185,342)
    Distributable funds (deficit)                                    225,351
    Less deferred sales charge                                      (218,415)
    Less organization costs                                          (13,651)
                                                                  -----------
                                                                   2,838,037
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $2,876,387
                                                                  ===========
Net asset value per unit                                          $    7.278
                                                                  ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                       COMMUNICATIONS PORTFOLIO, SERIES 10

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           COMMUNICATIONS SERVICES (DOMESTIC) - 25%
                           ----------------------------------------
       3,640               BellSouth Corporation                                                         $  103,012
       4,530               CenturyTel, Inc.                                                                 147,769
       3,870               Comcast Corporation (Class A Special)                                            121,054
      10,761               Qwest Communications International Inc.                                           46,488
       3,873               SBC Communications Inc.                                                          100,969
       4,798               Time Warner Inc. (formerly, AOL Time Warner Inc.)                                 86,316
       2,835               Verizon Communications Inc.                                                       99,452

                           COMMUNICATIONS SERVICES (FOREIGN) - 11%
                           ---------------------------------------
       4,115  (2)          Telefonica, S.A. (ADR)                                                           181,842
       3,672               Telefonos de Mexico SA de CV (ADR)                                               121,286

                           COMMUNICATIONS EQUIPMENT - 8%
                           -----------------------------
       5,319               Scientific-Atlanta, Inc.                                                         145,209
       9,007               Tellabs, Inc.                                                                     75,929

                           FIBER OPTICS - 8%
                           -----------------
      10,259               CIENA Corporation                                                                 68,120
      15,998               Corning Incorporated                                                             166,859

                           NETWORKING PRODUCTS - 12%
                           -------------------------
       7,559               Cisco Systems, Inc.                                                              183,608
       8,462               Juniper Networks, Inc.                                                           158,070

                           WIRELESS COMMUNICATIONS - 36%
                           -----------------------------
      12,582               AT&T Wireless Services Inc.                                                      100,530
       4,207               Amdocs Limited                                                                    94,573
       6,310               Comverse Technology, Inc.                                                        110,993
       6,436               NTT DoCoMo, Inc. (ADR)                                                           147,384
       6,500               Nokia Oy (ADR)                                                                   110,500
       3,277               QUALCOMM Inc.                                                                    176,729
       8,230               Sprint Corp. (PCS Group)                                                          46,253
       1,629               Telephone and Data Systems, Inc.                                                 101,894
       5,987               Vodafone Group Plc (ADR)                                                         149,913
                                                                                                         ----------
                           Total investments (total cost $3,030,094) - 100%                              $2,844,752
                                                                                                         ==========

                                     FT 594
                       COMMUNICATIONS PORTFOLIO, SERIES 10

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 25% of the net assets of the Trust.

(2)      The number of shares reflects the effect of two 2% stock dividends.


See notes to financial statements.

                                     FT 594
                       COMMUNICATIONS PORTFOLIO, SERIES 10

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                  (Initial Date of
                                                                              Year ended             Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income (net of foreign taxes withheld
    of $805 and $736 in 2003 and 2002,
    respectively)                                                             $   34,271           $    24,589

Expenses:
    Trustee and other service fees                                                (6,510)               (7,163)
    Evaluator's fees                                                              (1,568)               (1,467)
    Supervisory fees                                                              (1,830)               (1,711)
    Administrative fees                                                             (784)                 (733)
    Creation and development fees                                                      -               (14,796)
    Other expenses                                                                (1,950)               (2,596)
                                                                              ---------------------------------
    Total expenses                                                               (12,642)              (28,466)
                                                                              ---------------------------------
       Investment income (loss) - net                                             21,629                (3,877)
Net gain (loss) on investments:
    Net realized gain (loss)                                                    (178,990)             (550,218)
    Change in net unrealized appreciation
       (depreciation)                                                          1,194,818            (1,380,160)
                                                                              ---------------------------------
                                                                               1,015,828            (1,930,378)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $1,037,457           $(1,934,255)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                       COMMUNICATIONS PORTFOLIO, SERIES 10

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                 January 23, 2002
                                                                               Year ended         (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net increase (decrease) in net assets
  resulting from operations:
    Investment income (loss) - net                                            $   21,629           $    (3,877)
    Net realized gain (loss) on investments                                     (178,990)             (550,218)
    Change in net unrealized appreciation
       (depreciation) on investments                                           1,194,818            (1,380,160)
                                                                              ---------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               1,037,457            (1,934,255)
                                                                              ---------------------------------
Units issued                                                                       4,476             5,112,859
    Deferred sales charge                                                              -              (213,061)
    Organization costs                                                                 -               (13,316)
                                                                              ---------------------------------
    Total                                                                          4,476             4,886,482
                                                                              ---------------------------------
Unit redemptions                                                                (834,909)             (439,712)
Distributions to unit holders:
    Investment income - net                                                      (14,440)               (8,242)
    Principal from investment transactions                                             -                     -
                                                                              ---------------------------------
    Total distributions                                                          (14,440)               (8,242)
                                                                              ---------------------------------
Total increase (decrease) in net assets                                          192,584             2,504,273

Net assets:
    Beginning of the period                                                    2,645,453               141,180
                                                                              ---------------------------------
    End of the period                                                         $2,838,037            $2,645,453
                                                                              =================================
Distributable funds (deficit) at end of the period                            $  225,351            $  219,121
                                                                              =================================
Trust units:
    Beginning of the period                                                      519,256                14,873
    Issued                                                                           629               592,780
    Redemptions                                                                 (129,915)              (88,397)
                                                                              ---------------------------------
    End of the period                                                            389,970               519,256
                                                                              =================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                       COMMUNICATIONS PORTFOLIO, SERIES 10

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 594, Communications Portfolio, Series 10 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of communications companies, diversified across domestic and international companies involved in communications services.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $13,651, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation                      $ 288,904
                      Unrealized depreciation                       (474,246)
                                                                   ----------
                                                                   $(185,342)
                                                                   ==========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                 (Initial Date of
                                                                              Year ended             Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                                $  .073              $  .048
Expenses                                                                         (.027)               (.056)
                                                                               -----------------------------
       Investment income (loss) - net                                             .046                (.008)

Distributions to unit holders:
    Investment income - net                                                      (.033)               (.016)
    Principal from investment transactions                                           -                    -

Net gain (loss) on investments                                                   2.170               (4.373)
                                                                               -----------------------------
       Total increase (decrease) in net assets                                   2.183               (4.397)

Net assets:
    Beginning of the period                                                      5.095                9.492
                                                                               -----------------------------

    End of the period                                                          $ 7.278              $ 5.095
                                                                               =============================

Total return                                                                    43.49%               (46.15)%
Ratio of total expenses to average net assets                                     .44%                  .77%*
Ratio of net investment income (loss) to
    average net assets                                                            .74%                 (.11)%*


*   Not annualized

                                     FT 594
                       COMMUNICATIONS PORTFOLIO, SERIES 10

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


               SPONSOR:                   First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

               TRUSTEE:                   JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

               LEGAL COUNSEL              Chapman and Cutler LLP
               TO SPONSOR:                111 West Monroe Street
                                          Chicago, Illinois 60603

               LEGAL COUNSEL              Carter, Ledyard & Milburn LLP
               TO TRUSTEE:                2 Wall Street
                                          New York, New York 10005

               INDEPENDENT                Deloitte & Touche LLP
               AUDITORS:                  180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                           ENERGY PORTFOLIO, SERIES 11
                                  589,920 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Energy Portfolio, Series 11 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the energy industry. At March 1, 2004, each Unit represented a 1/589,920 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $13.445 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

      Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                            FIRST TRUST PORTFOLIOS L.P.
                                      Sponsor

                                     FT 594
                           ENERGY PORTFOLIO, SERIES 11
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                    Evaluator: First Trust Advisors L.P.
                      Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                                         589,920
Fractional Undivided Interest in the Trust per Unit                                                       1/589,920
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $7,646,234
    Aggregate Value of Securities per Unit                                                                  $12.961
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.484
    Public Offering Price per Unit                                                                          $13.445
Redemption Price and Sponsor Repurchase Price per Unit
    ($.484 less than the Public Offering Price per Unit)                                                    $12.961

Date Trust Established                                                                             January 23, 2002

Mandatory Termination Date                                                                            July 23, 2007

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Energy Portfolio, Series 11


We have audited the statement of assets and liabilities of FT 594, Energy Portfolio, Series 11 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Energy Portfolio, Series 11, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                           ENERGY PORTFOLIO, SERIES 11

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $6,288,848)                                         $7,129,508
Cash                                                                                     25,201
Dividends receivable                                                                      1,822
Receivable from investment transactions                                                  13,287
                                                                                     -----------
TOTAL ASSETS                                                                         $7,169,818
                                                                                     ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                                  $    4,858
Unit redemptions payable                                                                 22,823
Payable for investments purchased                                                        22,007
                                                                                     -----------
TOTAL LIABILITIES                                                                        49,688
                                                                                     -----------
Net assets, applicable to 607,264 outstanding units
  of fractional undivided interest:
    Cost of Trust assets                                                              6,288,848
    Net unrealized appreciation (depreciation)                                          840,660
    Distributable funds (deficit)                                                       394,528
    Less deferred sales charge                                                         (380,147)
    Less organization costs                                                             (23,759)
                                                                                     -----------
                                                                                      7,120,130
                                                                                     -----------
TOTAL LIABILITIES AND NET ASSETS                                                     $7,169,818
                                                                                     ===========
Net asset value per unit                                                             $   11.725
                                                                                     ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                           ENERGY PORTFOLIO, SERIES 11

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                              Fair
     of Shares             Name of Issuer of Equity Securities (1)                                        Value
                           COAL - 5%
                           ---------
       8,446               Peabody Energy Corporation                                                     $ 352,283

                           NATURAL GAS - 8%
                           ----------------
       5,186  (3)          Apache Corporation                                                               420,585
       5,782               El Paso Corporation                                                               47,355
       9,528               The Williams Companies, Inc.                                                      93,565

                           OIL & GAS-DRILLING - 18%
                           ------------------------
       8,759               GlobalSantaFe Corporation                                                        217,486
       8,111               Nabors Industries Ltd.                                                           336,606
       7,798               Noble Corporation                                                                279,012
       9,608  (5)          Precision Drilling Corporation                                                   419,677

                           OIL & GAS-EXPLORATION & PRODUCTION - 27%
                           ----------------------------------------
       4,784               Anadarko Petroleum Corporation                                                   244,032
       9,306  (5)          Canadian Natural Resources Ltd.                                                  469,395
         149  (2)          Cross Timbers Royalty Trust                                                        4,249
       6,142               Devon Energy Corporation                                                         351,691
       6,784               Stone Energy Corporation                                                         287,981
      19,904  (4)          XTO Energy, Inc.                                                                 563,283

                           OIL-FIELD SERVICES - 13%
                           ------------------------
       8,511               BJ Services Company                                                              305,545
      14,946               Hanover Compressor Company                                                       166,648
       7,182               Tidewater Inc.                                                                   214,598
       6,593               Weatherford International Ltd.                                                   237,348

                           OIL-INTEGRATED - 26%
                           --------------------
       2,548               ChevronTexaco Corporation                                                        220,122
       3,769               ConocoPhillips                                                                   247,133
       3,462               ENI SpA (ADR)                                                                    328,821
       5,835               Exxon Mobil Corporation                                                          239,235
       8,189               Marathon Oil Corporation                                                         270,974
       4,782  (5)          Royal Dutch Petroleum Company                                                    250,529
       3,314               TotalFinaElf S.A. (ADR)                                                          306,578

                           OIL-REFINING & MARKETING - 3%
                           -----------------------------
       5,498               Valero Energy Corporation                                                        254,777
                                                                                                         ----------
                           Total investments (total cost $6,288,848) - 100%                              $7,129,508
                                                                                                         ==========

                                     FT 594
                           ENERGY PORTFOLIO, SERIES 11

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 25% of the net assets of the Trust.

(2) In August, 2003, XTO Energy, Inc. ("XTO"), one of the Trust's original holdings, issued .0074 units of Cross Timbers Royalty Trust ("Cross Timbers") for each issued and outstanding share of XTO's common stock.

(3)      The number of shares reflects the effect of a 5% stock dividend.

(4) The number of shares reflects the effect of a four for three stock split.

(5) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 594
                           ENERGY PORTFOLIO, SERIES 11

                            STATEMENTS OF OPERATIONS

                                                                                                   Period from
                                                                                                 January 23, 2002
                                                                                                 (Initial Date of
                                                                               Year ended           Deposit) to
                                                                               December 31,         December 31,
                                                                                  2003                 2002
Dividend income (net of foreign taxes withheld
    of $10,391 and $12,544 in 2003 and 2002,
    respectively)                                                             $   85,267           $   109,590

Expenses:
    Trustee and other service fees                                               (10,176)              (11,875)
    Evaluator's fees                                                              (2,572)               (2,605)
    Supervisory fees                                                              (3,001)               (3,039)
    Administrative fees                                                           (1,286)               (1,302)
    Creation and development fees                                                      -               (26,027)
    Other expenses                                                                (3,036)               (3,500)
                                                                              ---------------------------------
    Total expenses                                                               (20,071)              (48,348)
                                                                              ---------------------------------
       Investment income (loss) - net                                             65,196                61,242

Net gain (loss) on investments:
    Net realized gain (loss)                                                    (141,664)             (398,379)
    Change in net unrealized appreciation
       (depreciation)                                                          1,782,227              (941,567)
                                                                              ---------------------------------
                                                                               1,640,563            (1,339,946)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $1,705,759           $(1,278,704)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                           ENERGY PORTFOLIO, SERIES 11

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                              Year ended          (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net  increase (decrease) in net assets resulting from operations:
    Investment income (loss) - net                                           $    65,196           $    61,242
    Net realized gain (loss) on investments                                     (141,664)             (398,379)
    Change in net unrealized appreciation
       (depreciation) on investments                                           1,782,227              (941,567)
                                                                             ----------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               1,705,759            (1,278,704)
                                                                             ----------------------------------
Units issued                                                                      35,522            11,298,922
    Deferred sales charge                                                              -              (374,795)
    Organization costs                                                                 -               (23,425)
                                                                             ----------------------------------
    Total                                                                         35,522            10,900,702
                                                                             ----------------------------------
Unit redemptions                                                              (2,414,182)           (1,820,451)

Distributions to unit holders:
    Investment income - net                                                      (61,069)              (88,564)
    Principal from investment transactions                                             -                     -
                                                                             ----------------------------------
    Total distributions                                                          (61,069)              (88,564)
                                                                             ----------------------------------
Total increase (decrease) in net assets                                         (733,970)            7,712,983

Net assets:
    Beginning of the period                                                    7,854,100               141,117
                                                                             ----------------------------------
    End of the period                                                        $ 7,120,130           $ 7,854,100
                                                                             ==================================
Distributable funds (deficit) at end of the period                           $   394,528           $   398,709
                                                                             ==================================
Trust units:
    Beginning of the period                                                      850,641                14,866
    Issued                                                                         3,188             1,044,483
    Redemptions                                                                 (246,565)             (208,708)
                                                                             ----------------------------------
    End of the period                                                            607,264               850,641
                                                                             ==================================
See notes to financial statements.

                                     FT 594
                           ENERGY PORTFOLIO, SERIES 11

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 594, Energy Portfolio, Series 11 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the energy industry.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $23,759, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation                    $1,395,466
                      Unrealized depreciation                      (554,806)
                                                                 -----------
                                                                 $  840,660
                                                                 ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                            Period from
                                                                                         January 23, 2002
                                                                                        (Initial Date of
                                                                     Year ended            Deposit) to
                                                                     December 31,          December 31,
                                                                         2003                  2002
Dividend income                                                       $  .120               $  .127
Expenses                                                                (.028)                (.056)
                                                                      ------------------------------
       Investment income (loss) - net                                    .092                  .071
Distributions to unit holders:
    Investment income - net                                             (.093)                (.094)
    Principal from investment transactions                                  -                     -
Net gain (loss) on investments                                          2.493                 (.237)
                                                                      ------------------------------
       Total increase (decrease) in net assets                          2.492                 (.260)
Net assets:
    Beginning of the period                                             9.233                 9.493
                                                                      ------------------------------
    End of the period                                                 $11.725               $ 9.233
                                                                      ==============================
Total return                                                           28.00%                (1.75)%
Ratio of total expenses to average net assets                            .27%                  .60%*
Ratio of net investment income (loss) to
    average net assets                                                   .88%                  .76%*


*   Not annualized

                                     FT 594
                           ENERGY PORTFOLIO, SERIES 11

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                 SPONSOR:                 First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                 TRUSTEE:                 JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                 LEGAL COUNSEL            Chapman and Cutler LLP
                 TO SPONSOR:              111 West Monroe Street
                                          Chicago, Illinois 60603

                 LEGAL COUNSEL            Carter, Ledyard & Milburn LLP
                 TO TRUSTEE:              2 Wall Street
                                          New York, New York 10005

                 INDEPENDENT              Deloitte & Touche LLP
                 AUDITORS:                180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                     FINANCIAL SERVICES PORTFOLIO, SERIES 12
                                  803,348 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Financial Services Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide a wide variety of financial services. At March 1, 2004, each Unit represented a 1/803,348 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $11.489 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                          FIRST TRUST PORTFOLIOS L.P.
                                    Sponsor

                                     FT 594
                     FINANCIAL SERVICES PORTFOLIO, SERIES 12
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                                         803,348
Fractional Undivided Interest in the Trust per Unit                                                       1/803,348
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $8,866,011
    Aggregate Value of Securities per Unit                                                                  $11.036
    Income and Principal cash (overdraft) in the Portfolio                                                  $31,027
    Income and Principal cash (overdraft) per Unit                                                            $.039
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.414
    Public Offering Price per Unit                                                                          $11.489
Redemption Price and Sponsor Repurchase Price per Unit
    ($.414 less than the Public Offering Price per Unit)                                                    $11.075

Date Trust Established                                                                             January 23, 2002

Mandatory Termination Date                                                                            July 23, 2007

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Financial Services Portfolio, Series 12


We have audited the statement of assets and liabilities of FT 594, Financial Services Portfolio, Series 12 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Financial Services Portfolio, Series 12, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                     FINANCIAL SERVICES PORTFOLIO, SERIES 12

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $8,466,746)                            $9,081,948
Cash                                                                        63,880
Dividends receivable                                                        11,705
Receivable from investment transactions                                      5,356
                                                                        -----------
TOTAL ASSETS                                                            $9,162,889
                                                                        ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                     $    7,252
Liability to Sponsor for organization costs                                 15,000
Unit redemptions payable                                                     8,337
Payable for investments purchased                                           59,508
                                                                        -----------
TOTAL LIABILITIES                                                           90,097
                                                                        -----------
Net assets, applicable to 873,763 outstanding units
 of fractional undivided interest:
    Cost of Trust assets                                                 8,466,746
    Net unrealized appreciation (depreciation)                             615,202
    Distributable funds (deficit)                                          479,202
    Less deferred sales charge                                            (460,418)
    Less organization costs                                                (27,940)
                                                                        -----------
                                                                         9,072,792
                                                                        -----------
TOTAL LIABILITIES AND NET ASSETS                                        $9,162,889
                                                                        ===========
Net asset value per unit                                                $   10.384
                                                                        ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                     FINANCIAL SERVICES PORTFOLIO, SERIES 12

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           BANKS & THRIFTS - 32%
                           ---------------------
       4,398               Bank of America Corporation                                                   $  353,731
       6,475               The Bank of New York Company, Inc.                                               214,452
      10,201               Charter One Financial, Inc.                                                      352,445
       4,860               Comerica Incorporated                                                            272,452
       7,705  (3)          Commerce Bancshares, Inc.                                                        377,699
       8,009               FleetBoston Financial Corporation                                                349,593
       4,526               SunTrust Banks, Inc.                                                             323,609
       7,912               Washington Mutual, Inc.                                                          317,429
       5,909               Wells Fargo & Company                                                            347,981

                           FINANCIAL SERVICES - 17%
                           ------------------------
       5,068               Capital One Financial Corporation                                                310,618
       5,504               Citigroup Inc.                                                                   267,164
       3,339               Fannie Mae                                                                       250,625
       4,023               Freddie Mac                                                                      234,621
       2,678  (2)          HSBC Holdings Plc (ADR)                                                          211,080
      11,512               MBNA Corporation                                                                 286,073
         240               Travelers Property Casualty Co. Class A                                            4,027
         489               Travelers Property Casualty Co. Class B                                            8,298

                           INSURANCE - 25%
                           ---------------
      10,972               AFLAC Incorporated                                                               396,967
       8,613               The Allstate Corporation                                                         370,531
       4,630               Ambac Financial Group, Inc.                                                      321,276
       3,495               American International Group, Inc.                                               231,649
       9,132               MetLife, Inc.                                                                    307,474
      11,166               The Principal Financial Group, Inc.                                              369,260
       6,196               Radian Group Inc.                                                                302,055

                                     FT 594
                     FINANCIAL SERVICES PORTFOLIO, SERIES 12

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           INVESTMENT SERVICES - 26%
                           -------------------------
       7,273               Eaton Vance Corp.                                                             $  266,483
       3,141               The Goldman Sachs Group, Inc.                                                    310,111
       6,331               Investment Technology Group, Inc.                                                102,246
       5,366               Legg Mason, Inc.                                                                 414,148
       4,306               Lehman Brothers Holdings Inc.                                                    332,509
       4,973               Merrill Lynch & Co., Inc.                                                        291,666
       4,901               Morgan Stanley                                                                   283,621
       7,959               Raymond James Financial, Inc.                                                    300,055
                                                                                                         ----------
                           Total investments (total cost $8,466,746) - 100%                              $9,081,948
                                                                                                         ==========

(1)      Percentages are calculated based on net assets.

(2)      In March 2003, Household International, Inc. ("Household"), one of the
         Trust's original holdings, was acquired by HSBC Holdings Plc ("HSBC").
         Each shareholder of Household received .535 shares of HSBC for each share of Household held.

(3)      The number of shares reflects the effect of a 5% stock dividend.


See notes to financial statements.

                                     FT 594
                     FINANCIAL SERVICES PORTFOLIO, SERIES 12

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                 (Initial Date of
                                                                              Year ended            Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                              $   170,456           $   139,106

Expenses:
    Trustee and other service fees                                               (12,017)              (14,074)
    Evaluator's fees                                                              (3,398)               (2,854)
    Supervisory fees                                                              (3,965)               (3,330)
    Administrative fees                                                           (1,699)               (1,427)
    Creation and development fees                                                      -               (31,599)
    Tax reporting fee                                                             (1,381)                    -
    Other expenses                                                                (4,369)               (3,500)
                                                                              ---------------------------------
    Total expenses                                                               (26,829)              (56,784)
                                                                              ---------------------------------
       Investment income (loss) - net                                            143,627                82,322
Net gain (loss) on investments:
    Net realized gain (loss)                                                    (272,866)             (346,557)
    Change in net unrealized appreciation
       (depreciation)                                                          2,475,969            (1,860,767)
                                                                              ---------------------------------
                                                                               2,203,103            (2,207,324)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $2,346,730           $(2,125,002)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                     FINANCIAL SERVICES PORTFOLIO, SERIES 12

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                              Year ended          (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net increase (decrease) in net assets
  resulting from operations:
    Investment income (loss) - net                                           $   143,627           $    82,322
    Net realized gain (loss) on investments                                     (272,866)             (346,557)
    Change in net unrealized appreciation
       (depreciation) on investments                                           2,475,969            (1,860,767)
                                                                             ----------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               2,346,730            (2,125,002)
                                                                             ----------------------------------
Units issued                                                                      96,078            12,905,918
    Deferred sales charge                                                              -              (455,017)
    Organization costs                                                                 -               (27,602)
                                                                             ----------------------------------
    Total                                                                         96,078            12,423,299
                                                                             ----------------------------------
Unit redemptions                                                              (2,240,061)           (1,310,932)
Distributions to unit holders:
    Investment income - net                                                     (136,013)             (123,717)
    Principal from investment transactions                                             -                     -
                                                                             ----------------------------------
    Total distributions                                                         (136,013)             (123,717)
                                                                             ----------------------------------
Total increase (decrease) in net assets                                           66,734             8,863,648

Net assets:
    Beginning of the period                                                    9,006,058               142,410
                                                                             ----------------------------------
    End of the period                                                        $ 9,072,792           $ 9,006,058
                                                                             ==================================
Distributable funds (deficit) at end of the period                           $   479,202           $   501,892
                                                                             ==================================
Trust units:
    Beginning of the period                                                    1,123,192                15,002
    Issued                                                                         9,977             1,270,315
    Redemptions                                                                 (259,406)             (162,125)
                                                                             ----------------------------------
    End of the period                                                            873,763             1,123,192
                                                                             ==================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                     FINANCIAL SERVICES PORTFOLIO, SERIES 12

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 594, Financial Services Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide a wide variety of financial services.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $27,940, of which, $12,940 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation                  $1,002,792
                      Unrealized depreciation                    (387,590)
                                                               -----------
                                                               $  615,202
                                                               ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                 (Initial Date of
                                                                               Year ended           Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                                $  .175              $   .143
Expenses                                                                         (.028)                (.058)
                                                                               ------------------------------
       Investment income (loss) - net                                             .147                  .085
Distributions to unit holders:
    Investment income - net                                                      (.148)                (.105)
    Principal from investment transactions                                           -                     -
Net gain (loss) on investments                                                   2.367                (1.455)
                                                                               ------------------------------
       Total increase (decrease) in net assets                                   2.366                (1.475)

Net assets:
    Beginning of the period                                                      8.018                 9.493
                                                                               ------------------------------
    End of the period                                                          $10.384              $  8.018
                                                                               ==============================
Total return                                                                    31.35%               (14.43)%
Ratio of total expenses to average net assets                                     .30%                  .66%*
Ratio of net investment income (loss) to
    average net assets                                                           1.60%                  .97%*


*   Not annualized

                                     FT 594
                     FINANCIAL SERVICES PORTFOLIO, SERIES 12

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


               SPONSOR:                  First Trust Portfolios L.P.
                                         1001 Warrenville Road
                                         Lisle, Illinois 60532
                                         (800) 621-1675

               TRUSTEE:                  JPMorgan Chase Bank
                                         4 Chase MetroTech Center, 3rd Floor
                                         Brooklyn, New York 11245

               LEGAL COUNSEL             Chapman and Cutler LLP
               TO SPONSOR:               111 West Monroe Street
                                         Chicago, Illinois 60603

               LEGAL COUNSEL             Carter, Ledyard & Milburn LLP
               TO TRUSTEE:               2 Wall Street
                                         New York, New York 10005

               INDEPENDENT               Deloitte & Touche LLP
               AUDITORS:                 180 North Stetson Avenue
                                         Chicago, Illinois 60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                       LEADING BRANDS PORTFOLIO, SERIES 11
                                  581,732 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Leading Brands Portfolio, Series 11 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the consumer products industry. At March 1, 2004, each Unit represented a 1/581,732 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $11.495 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                        FIRST TRUST PORTFOLIOS L.P.
                                 Sponsor

                                     FT 594
                       LEADING BRANDS PORTFOLIO, SERIES 11
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                                                         581,732
Fractional Undivided Interest in the Trust per Unit                                                       1/581,732
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $6,436,938
    Aggregate Value of Securities per Unit                                                                  $11.065
    Income and Principal cash (overdraft) in the Portfolio                                                   $9,333
    Income and Principal cash (overdraft) per Unit                                                            $.016
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.414
    Public Offering Price per Unit                                                                          $11.495
Redemption Price and Sponsor Repurchase Price per Unit
    ($.414 less than the Public Offering Price per Unit)                                                    $11.081

Date Trust Established                                                                             January 23, 2002

Mandatory Termination Date                                                                            July 23, 2007

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Leading Brands Portfolio, Series 11


We have audited the statement of assets and liabilities of FT 594, Leading Brands Portfolio, Series 11 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Leading Brands Portfolio, Series 11, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                       LEADING BRANDS PORTFOLIO, SERIES 11

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $6,235,257)                                       $6,660,534
Cash                                                                                   10,136
Dividends receivable                                                                   10,328
                                                                                   -----------
TOTAL ASSETS                                                                       $6,680,998
                                                                                   ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                                $    5,094
Liability to Sponsor for organization costs                                             7,000
Payable for investments purchased                                                       4,999
                                                                                   -----------
TOTAL LIABILITIES                                                                      17,093
                                                                                   -----------
Net assets, applicable to 642,627 outstanding units
 of fractional undivided interest:
    Cost of Trust assets                                                            6,235,257
    Net unrealized appreciation (depreciation)                                        425,277
    Distributable funds (deficit)                                                     401,779
    Less deferred sales charge                                                       (375,166)
    Less organization costs                                                           (23,242)
                                                                                   -----------
                                                                                    6,663,905
                                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                                   $6,680,998
                                                                                   ===========
Net asset value per unit                                                           $   10.370
                                                                                   ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                       LEADING BRANDS PORTFOLIO, SERIES 11

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                              Fair
     of Shares             Name of Issuer of Equity Securities (1)                                        Value
                           APPAREL - 15%
                           -------------
       9,503               Liz Claiborne, Inc.                                                            $ 336,976
       7,478               Columbia Sportswear Company                                                      407,551
       7,384               Jones Apparel Group, Inc.                                                        260,138

                           BEVERAGES - 8%
                           --------------
       5,233               Anheuser-Busch Companies, Inc.                                                   275,674
       4,903               PepsiCo, Inc.                                                                    228,578

                           FOOD - 16%
                           ----------
      11,346  (3)          Dean Foods Company                                                               372,943
       2,492               Del Monte Foods Co.                                                               25,917
       5,683               H.J. Heinz Company                                                               207,032
       3,433               Hershey Foods Corporation                                                        264,307
       6,934               Kraft Foods Inc.                                                                 223,413
          61               JM Smucker Co.                                                                     2,763

                           HOME APPLIANCES - 4%
                           --------------------
       3,379               Whirlpool Corporation                                                            245,484

                           HOUSEHOLD PRODUCTS - 16%
                           ------------------------
       4,259               Colgate-Palmolive Company                                                        213,163
       4,141               Kimberly-Clark Corporation                                                       244,692
       3,037               The Procter & Gamble Company                                                     303,336
       5,544               The Scotts Company                                                               327,983

                           LEISURE/ENTERTAINMENT - 15%
                           ---------------------------
       9,316               Carnival Corporation                                                             370,125
      11,448               The Walt Disney Company                                                          267,082
       4,491               Harley-Davidson, Inc.                                                            213,457
       8,390               Time Warner Inc. (formerly, AOL Time Warner Inc.)                                150,936

                           PHARMACEUTICALS - 12%
                           ---------------------
       4,977               Bristol-Myers Squibb Company                                                     142,342
       4,097               Johnson & Johnson                                                                211,651
         490  (2)          Medco Health Solutions Inc.                                                       16,655
       4,067  (2)          Merck & Co., Inc.                                                                187,895
       5,929               Pfizer Inc.                                                                      209,472

                                     FT 594
                       LEADING BRANDS PORTFOLIO, SERIES 11

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           RESTAURANTS - 9%
                           ----------------
       6,661               Outback Steakhouse, Inc.                                                      $  294,483
       7,838               Wendy's International, Inc.                                                      307,563

                           TOILETRIES/COSMETICS - 5%
                           -------------------------
       5,170               Avon Products, Inc.                                                              348,923
                                                                                                         ----------
                           Total investments (total cost $6,235,257) - 100%                              $6,660,534
                                                                                                         ==========


(1)      Percentages are calculated based on net assets.

(2) In August 2003, Merck & Co., Inc. ("Merck"), one of the Trust's original holdings, spun off Medco Health Solutions Inc. ("Medco"). Each shareholder of Merck received .1206 shares of Medco for each share of Merck held.

(3) The number of shares reflects the effect of a three for two stock split.


See notes to financial statements.

                                     FT 594
                       LEADING BRANDS PORTFOLIO, SERIES 11

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                  (Initial Date of
                                                                               Year ended           Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                               $   92,702           $     92,009

Expenses:
    Trustee and other service fees                                               (10,117)              (11,467)
    Evaluator's fees                                                              (2,619)               (2,350)
    Supervisory fees                                                              (3,055)               (2,742)
    Creation and development fees                                                      -               (25,677)
    Administrative fees                                                           (1,309)               (1,175)
    Other expenses                                                                (3,213)               (3,500)
                                                                              ---------------------------------
    Total expenses                                                               (20,313)              (46,911)
                                                                              ---------------------------------
       Investment income (loss) - net                                             72,389                45,098

Net gain (loss) on investments:
    Net realized gain (loss)                                                    (104,089)             (249,186)
    Change in net unrealized appreciation
       (depreciation)                                                          1,192,647              (767,370)
                                                                              ---------------------------------
                                                                               1,088,558            (1,016,556)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $1,160,947           $  (971,458)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                       LEADING BRANDS PORTFOLIO, SERIES 11

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      Period from
                                                                                                  January 23, 2002
                                                                              Year ended          (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net increase (decrease) in net assets resulting from operations:
    Investment income (loss) - net                                           $    72,389           $    45,098
    Net realized gain (loss) on investments                                     (104,089)             (249,186)
    Change in net unrealized appreciation
       (depreciation) on investments                                           1,192,647              (767,370)
                                                                             ----------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               1,160,947              (971,458)
                                                                             ----------------------------------
Units issued                                                                      23,760            10,454,980
    Deferred sales charge                                                              -              (369,757)
    Organization costs                                                                 -               (22,904)
                                                                             ----------------------------------
    Total                                                                         23,760            10,062,319
                                                                             ----------------------------------
Unit redemptions                                                              (2,030,359)           (1,588,022)
Distributions to unit holders:
    Investment income - net                                                      (68,701)              (67,193)
    Principal from investment transactions                                             -                     -
                                                                             ----------------------------------
    Total distributions                                                          (68,701)              (67,193)
                                                                             ----------------------------------
Total increase (decrease) in net assets                                         (914,353)            7,435,646
Net assets:
    Beginning of the period                                                    7,578,258               142,612
                                                                             ----------------------------------
    End of the period                                                        $ 6,663,905           $ 7,578,258
                                                                             ==================================
Distributable funds (deficit) at end of the period                           $   401,779           $   397,113
                                                                             ==================================
Trust units:
    Beginning of the period                                                      860,219                15,024
    Issued                                                                         2,471             1,029,427
    Redemptions                                                                 (220,063)             (184,232)
                                                                             ----------------------------------
    End of the period                                                            642,627               860,219
                                                                             ==================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                       LEADING BRANDS PORTFOLIO, SERIES 11

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 594, Leading Brands Portfolio, Series 11 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the consumer products industry.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $23,242, of which, $16,242 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation             $ 748,611
                      Unrealized depreciation              (323,334)
                                                          ----------
                                                          $ 425,277
                                                          ==========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                      Period from
                                                                                   January 23, 2002
                                                                                  (Initial Date of
                                                               Year ended            Deposit) to
                                                               December 31,          December 31,
                                                                   2003                  2002
Dividend income                                                 $  .125               $  .117
Expenses                                                          (.027)                (.060)
                                                                ------------------------------
       Investment income (loss) - net                              .098                  .057
Distributions to unit holders:
    Investment income - net                                       (.099)                (.074)
    Principal from investment transactions                            -                     -
Net gain (loss) on investments                                    1.561                 (.665)
                                                                ------------------------------
       Total increase (decrease) in net assets                    1.560                 (.682)
Net assets:
    Beginning of the period                                       8.810                 9.492
                                                                ------------------------------
    End of the period                                           $10.370               $ 8.810
                                                                ==============================

Total return                                                     18.83%                (6.41)%
Ratio of total expenses to average net assets                      .28%                  .66%*
Ratio of net investment income (loss) to
    average net assets                                            1.02%                  .62%*


*   Not annualized

                                     FT 594
                       LEADING BRANDS PORTFOLIO, SERIES 11

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                SPONSOR:                  First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                TRUSTEE:                  JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                LEGAL COUNSEL             Chapman and Cutler LLP
                TO SPONSOR:               111 West Monroe Street
                                          Chicago, Illinois 60603

                LEGAL COUNSEL             Carter, Ledyard & Milburn LLP
                TO TRUSTEE:               2 Wall Street
                                          New York, New York 10005

                INDEPENDENT               Deloitte & Touche LLP
                AUDITORS:                 180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                        LIFE SCIENCES PORTFOLIO, SERIES 4
                                  474,054 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Life Sciences Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the healthcare industry. At March 1, 2004, each Unit represented a 1/474,054 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $9.133 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                             FIRST TRUST PORTFOLIOS L.P.
                                       Sponsor

                                     FT 594
                        LIFE SCIENCES PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                                         474,054
Fractional Undivided Interest in the Trust per Unit                                                       1/474,054
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $4,171,186
    Aggregate Value of Securities per Unit                                                                   $8.799
    Income and Principal cash (overdraft) in the Portfolio                                                   $2,640
    Income and Principal cash (overdraft) per Unit                                                            $.006
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.328
    Public Offering Price per Unit                                                                           $9.133
Redemption Price and Sponsor Repurchase Price per Unit
    ($.328 less than the Public Offering Price per Unit)                                                     $8.805

Date Trust Established                                                                             January 23, 2002

Mandatory Termination Date                                                                            July 23, 2007

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Life Sciences Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 594, Life Sciences Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Life Sciences Portfolio, Series 4, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                        LIFE SCIENCES PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $4,353,846)                                             $4,143,553
Cash                                                                                         10,518
Dividends receivable                                                                          2,554
                                                                                         -----------
TOTAL ASSETS                                                                             $4,156,625
                                                                                         ===========
LIABILITIES AND NET ASSETS
Accrued liabilities                                                                      $    4,211
Liability to Sponsor for organization costs                                                   5,561
Unit redemptions payable                                                                      4,906
Payable for investments purchased                                                             6,776
                                                                                         -----------
TOTAL LIABILITIES                                                                            21,454
                                                                                         -----------
Net assets, applicable to 519,183 outstanding units
  of fractional undivided interest:
    Cost of Trust assets                                                                  4,353,846
    Net unrealized appreciation (depreciation)                                             (210,293)
    Distributable funds (deficit)                                                           326,899
    Less deferred sales charge                                                             (315,559)
    Less organization costs                                                                 (19,722)
                                                                                         -----------
                                                                                          4,135,171
                                                                                         -----------
TOTAL LIABILITIES AND NET ASSETS                                                         $4,156,625
                                                                                         ===========
Net asset value per unit                                                                 $    7.965
                                                                                         ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                        LIFE SCIENCES PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           BIOTECH - 30%
                           -------------
       2,865               Amgen Inc.                                                                    $  177,057
       6,990               Applera Corporation - Celera Genomics Group                                       97,231
       2,533               Biogen Idec Inc. (formerly, IDEC Pharmaceuticals Corporation)                     93,164
       2,321               Cephalon, Inc.                                                                   112,360
       3,034               Enzon, Inc.                                                                       36,408
       3,279               Genentech, Inc.                                                                  306,816
       3,120               Genzyme Corporation (General Division)                                           153,941
       5,729               Human Genome Sciences, Inc.                                                       75,909
       3,622               MedImmune, Inc.                                                                   91,999
       6,542               Protein Design Labs, Inc.                                                        117,102

                           MEDICAL PRODUCTS - 45%
                           ----------------------
       2,761               Abbott Laboratories                                                              128,663
       6,328               Apogent Technologies Inc.                                                        145,797
       5,200               Biomet, Inc.                                                                     189,332
       6,819               Cytyc Corporation                                                                 93,829
       3,402               Guidant Corporation                                                              204,800
       2,701               Johnson & Johnson                                                                139,534
       3,209               Medtronic, Inc.                                                                  155,989
       2,844               Stryker Corporation                                                              241,768
       4,730               Techne Corporation                                                               178,699
       5,166               Zimmer Holdings, Inc.                                                            363,686

                           PHARMACEUTICALS - 25%
                           ---------------------
       2,599               Andrx Group                                                                       62,480
       2,970  (3)          Barr Laboratories, Inc.                                                          228,541
       2,955               Biovail Corporation                                                               63,503
       3,281               Bristol-Myers Squibb Company                                                      93,837
       4,006               Elan Corporation Plc (ADR)                                                        27,601
       3,968               King Pharmaceuticals, Inc.                                                        60,552
       2,123               Eli Lilly and Company                                                            149,311
         322  (2)          Medco Health Solutions Inc.                                                       10,945
       2,669  (2)          Merck & Co., Inc.                                                                123,308
       3,887               Pfizer Inc.                                                                      137,328
       4,719               Schering-Plough Corporation                                                       82,063
                                                                                                         ----------
                           Total investments (total cost $4,353,846) - 100%                              $4,143,553
                                                                                                         ==========

                                     FT 594
                        LIFE SCIENCES PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


(1)      Percentages are calculated based on net assets.

(2) In August 2003, Merck & Co., Inc. ("Merck"), one of the Trust's original holdings, spun off Medco Health Solutions Inc. ("Medco"). Each shareholder of Merck received .1206 shares of Medco for each share of Merck held.

(3) The number of shares reflects the effect of a three for two stock split.


See notes to financial statements.

                                     FT 594
                        LIFE SCIENCES PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS


                                                                                                    Period from
                                                                                                  January 23, 2002
                                                                                                   (Initial Date of
                                                                               Year ended             Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                               $   29,005            $   30,431

Expenses:
    Trustee and other service fees                                                (9,315)               (9,943)
    Evaluator's fees                                                              (2,376)               (2,107)
    Supervisory fees                                                              (2,772)               (2,458)
    Administrative fees                                                           (1,188)               (1,054)
    Creation and development fees                                                      -               (21,540)
    Other expenses                                                                (2,596)               (3,500)
                                                                              ---------------------------------
    Total expenses                                                               (18,247)              (40,602)
                                                                              ---------------------------------
       Investment income (loss) - net                                             10,758               (10,171)
Net gain (loss) on investments:
    Net realized gain (loss)                                                    (383,803)             (352,698)
    Change in net unrealized appreciation
       (depreciation)                                                          1,582,952            (1,793,245)
                                                                              ---------------------------------
                                                                               1,199,149            (2,145,943)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $1,209,907           $(2,156,114)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                        LIFE SCIENCES PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                               Year ended         (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net increase (decrease) in net assets resulting from operations:
    Investment income (loss) - net                                           $    10,758           $   (10,171)
    Net realized gain (loss) on investments                                     (383,803)             (352,698)
    Change in net unrealized appreciation
       (depreciation) on investments                                           1,582,952            (1,793,245)
                                                                             ----------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               1,209,907            (2,156,114)
                                                                             ----------------------------------
Units issued                                                                       6,325             7,670,501
    Deferred sales charge                                                              -              (310,171)
    Organization costs                                                                 -               (19,385)
                                                                             ----------------------------------
    Total                                                                          6,325             7,340,945
                                                                             ----------------------------------
Unit redemptions                                                              (1,830,502)             (559,661)
Distributions to unit holders:
    Investment income - net                                                       (8,813)               (8,987)
    Principal from investment transactions                                             -                     -
                                                                             ----------------------------------
    Total distributions                                                           (8,813)               (8,987)
                                                                             ----------------------------------
Total increase (decrease) in net assets                                         (623,083)            4,616,183
Net assets:
    Beginning of the period                                                    4,758,254               142,071
                                                                             ----------------------------------
    End of the period                                                        $ 4,135,171           $ 4,758,254
                                                                             ==================================
Distributable funds (deficit) at end of the period                           $   326,899           $   315,498
                                                                             ==================================
Trust units:
    Beginning of the period                                                      782,634                14,967
    Issued                                                                           805               862,692
    Redemptions                                                                 (264,256)              (95,025)
                                                                             ----------------------------------
    End of the period                                                            519,183               782,634
                                                                             ==================================
Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                        LIFE SCIENCES PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 594, Life Sciences Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the healthcare industry.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $19,722, of which, $14,161 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation                 $ 673,106
                      Unrealized depreciation                  (883,399)
                                                              ----------
                                                              $(210,293)
                                                              ==========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                 (Initial Date of
                                                                               Year ended           Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                                $  .045              $   .042
Expenses                                                                         (.028)                (.056)
                                                                               ------------------------------
       Investment income (loss) - net                                             .017                 (.014)

Distributions to unit holders:
    Investment income - net                                                      (.017)                (.011)
    Principal from investment transactions                                           -                     -

Net gain (loss) on investments                                                   1.885                (3.387)
                                                                               ------------------------------
       Total increase (decrease) in net assets                                   1.885                (3.412)

Net assets:
    Beginning of the period                                                      6.080                 9.492
                                                                               ------------------------------

    End of the period                                                          $ 7.965              $  6.080
                                                                               ==============================

Total return                                                                    31.28%               (35.83)%
Ratio of total expenses to average net assets                                     .40%                  .72%*
Ratio of net investment income (loss) to
    average net assets                                                            .24%                 (.18)%*


*   Not annualized

                                     FT 594
                        LIFE SCIENCES PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                  SPONSOR:                First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                  LEGAL COUNSEL           Chapman and Cutler LLP
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois 60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York 10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                       PHARMACEUTICAL PORTFOLIO, SERIES 13
                                 1,341,601 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Pharmaceutical Portfolio, Series 13 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies engaged in the pharmaceutical industry. At March 1, 2004, each Unit represented a 1/1,341,601 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $9.928 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                             FIRST TRUST PORTFOLIOS L.P.
                                        Sponsor

                                     FT 594
                       PHARMACEUTICAL PORTFOLIO, SERIES 13
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                                       1,341,601
Fractional Undivided Interest in the Trust per Unit                                                     1/1,341,601
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                      $12,832,483
    Aggregate Value of Securities per Unit                                                                   $9.565
    Income and Principal cash (overdraft) in the Portfolio                                                   $8,036
    Income and Principal cash (overdraft) per Unit                                                            $.006
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.357
    Public Offering Price per Unit                                                                           $9.928
Redemption Price and Sponsor Repurchase Price per Unit
    ($.357 less than the Public Offering Price per Unit)                                                     $9.571

Date Trust Established                                                                             January 23, 2002
Mandatory Termination Date                                                                            July 23, 2007
Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Pharmaceutical Portfolio, Series 13


We have audited the statement of assets and liabilities of FT 594, Pharmaceutical Portfolio, Series 13 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Pharmaceutical Portfolio, Series 13, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                       PHARMACEUTICAL PORTFOLIO, SERIES 13

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $11,771,763)                                                        $12,437,445
Cash                                                                                                      29,450
Dividends receivable                                                                                       9,452
Receivable from investment transactions                                                                    7,592
                                                                                                     ------------
TOTAL ASSETS                                                                                         $12,483,939
                                                                                                     ============
LIABILITIES AND NET ASSETS

Accrued liabilities                                                                                  $    10,989
Unit redemptions payable                                                                                   7,619
Payable for investments purchased                                                                         21,654
                                                                                                     ------------
TOTAL LIABILITIES                                                                                         40,262
                                                                                                     ------------
Net assets, applicable to 1,393,513 outstanding units
  of fractional undivided interest:
    Cost of Trust assets                                                                              11,771,763
    Net unrealized appreciation (depreciation)                                                           665,682
    Distributable funds (deficit)                                                                        784,038
    Less deferred sales charge                                                                          (733,889)
    Less organization costs                                                                              (43,917)
                                                                                                     ------------
                                                                                                      12,443,677
                                                                                                     ------------
TOTAL LIABILITIES AND NET ASSETS                                                                     $12,483,939
                                                                                                     ============
Net asset value per unit                                                                             $     8.930
                                                                                                     ============

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                       PHARMACEUTICAL PORTFOLIO, SERIES 13

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                            Fair
     of Shares             Name of Issuer of Equity Securities (1)                                      Value
       8,879               Abbott Laboratories                                                          $   413,761
       9,253               Amgen Inc.                                                                       571,835
       8,437               Andrx Group                                                                      202,825
      11,231               AstraZeneca Group Plc (ADR)                                                      543,356
       7,341               Aventis S.A. (ADR)                                                               486,415
       9,748  (6)          Barr Laboratories, Inc.                                                          750,109
       8,264  (3)          Biogen Idec Inc. (formerly, IDEC Pharmaceuticals Corporation)                    303,950
      10,575               Bristol-Myers Squibb Company                                                     302,445
       7,530               Cephalon, Inc.                                                                   364,527
      12,891               Elan Corporation Plc (ADR)                                                        88,819
      12,488  (5)          Forest Laboratories, Inc.                                                        771,758
      10,618               Genentech, Inc.                                                                  993,526
      10,105               Genzyme Corporation (General Division)                                           498,581
      10,380               GlaxoSmithKline Plc (ADR)                                                        483,916
       8,706               Johnson & Johnson                                                                449,752
       6,833               Eli Lilly and Company                                                            480,565
       1,049  (4)          Medco Health Solutions Inc.                                                       35,656
      11,728               MedImmune, Inc.                                                                  297,891
       8,639  (4)          Merck & Co., Inc.                                                                399,122
       2,180               Monsanto Company                                                                  62,740
      14,832               Novartis AG (ADR)                                                                680,640
      30,527  (2)          Pfizer Inc.                                                                    1,078,519
       7,629               Roche Holding AG (ADR)                                                           769,842
      15,225               Schering-Plough Corporation                                                      264,763
      17,283               Watson Pharmaceuticals, Inc.                                                     795,018
       8,177               Wyeth                                                                            347,114
                                                                                                        -----------
                           Total investments (total cost $11,771,763) - 100%                            $12,437,445
                                                                                                        ===========

                                     FT 594
                       PHARMACEUTICAL PORTFOLIO, SERIES 13

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 24.5% of the net assets of the Trust.

(2) In April 2003, Pharmacia Corporation ("Pharmacia"), one of the Trust's original holdings, was acquired by Pfizer Inc. ("Pfizer"), also one of the Trust's original holdings. Each shareholder of Pharmacia received
         1.40 shares of Pfizer for each share of Pharmacia held.

(3) In November 2003, IDEC Pharmaceuticals Corporation ("IDEC"), one of the Trust's original holdings, acquired Biogen, Inc. ("Biogen"). Concurrently, the company changed its name to Biogen Idec Inc.

(4) In August 2003, Merck & Co., Inc. ("Merck"), one of the Trust's original holdings, spun off Medco Health Solutions Inc. ("Medco"). Each shareholder of Merck received .1206 shares of Medco for each share of Merck held.

(5)      The number of shares reflects the effect of a two for one stock split.

(6) The number of shares reflects the effect of a three for two stock split.


See notes to financial statements.

                                     FT 594
                       PHARMACEUTICAL PORTFOLIO, SERIES 13

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                 (Initial Date of
                                                                               Year ended           Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income (net of foreign taxes withheld
    of $11,971 and $7,650 in 2003 and 2002,
    respectively)                                                             $  142,984           $   120,082
Expenses:
    Trustee and other service fees                                               (20,719)              (21,408)
    Evaluator's fees                                                              (5,514)               (4,630)
    Supervisory fees                                                              (6,433)               (5,401)
    Administrative fees                                                           (2,757)               (2,315)
    Creation and development fees                                                      -               (50,590)
    Other expenses                                                                (6,968)               (4,500)
                                                                              ---------------------------------
    Total expenses                                                               (42,391)              (88,844)
                                                                              ---------------------------------
       Investment income (loss) - net                                            100,593                31,238

Net gain (loss) on investments:
    Net realized gain (loss)                                                    (297,141)             (584,734)
    Change in net unrealized appreciation
       (depreciation)                                                          3,503,038            (2,837,356)
                                                                              ---------------------------------
                                                                               3,205,897            (3,422,090)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $3,306,490           $(3,390,852)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                       PHARMACEUTICAL PORTFOLIO, SERIES 13

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      Period from
                                                                                                   January 23, 2002
                                                                              Year ended           (Initial Date of
                                                                              December 31,            Deposit) to
                                                                                  2003             December 31, 2002
Net increase (decrease) in net assets
  resulting from operations:
    Investment income (loss) - net                                           $   100,593           $    31,238
    Net realized gain (loss) on investments                                     (297,141)             (584,734)
    Change in net unrealized appreciation
       (depreciation) on investments                                           3,503,038            (2,837,356)
                                                                             ----------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               3,306,490            (3,390,852)
                                                                             ----------------------------------
Units issued                                                                      70,569            18,145,635
    Deferred sales charge                                                              -              (728,493)
    Organization costs                                                                 -               (43,580)
                                                                             ----------------------------------
    Total                                                                         70,569            17,373,562
                                                                             ----------------------------------
Unit redemptions                                                              (3,312,402)           (1,561,919)
Distributions to unit holders:
    Investment income - net                                                      (93,817)              (90,239)
    Principal from investment transactions                                             -                     -
                                                                             ----------------------------------
    Total distributions                                                          (93,817)              (90,239)
                                                                             ----------------------------------
Total increase (decrease) in net assets                                          (29,160)           12,330,552
Net assets:
    Beginning of the period                                                   12,472,837               142,285
                                                                             ----------------------------------
    End of the period                                                        $12,443,677           $12,472,837
                                                                             ==================================
Distributable funds (deficit) at end of the period                           $   784,038           $   747,981
                                                                             ==================================
Trust units:
    Beginning of the period                                                    1,810,514                14,989
    Issued                                                                         8,373             2,025,455
    Redemptions                                                                 (425,374)             (229,930)
                                                                             ----------------------------------
    End of the period                                                          1,393,513             1,810,514
                                                                             ==================================
Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                       PHARMACEUTICAL PORTFOLIO, SERIES 13

                          NOTES TO FINANCIAL STATEMENTS

1.     Organization

FT 594, Pharmaceutical Portfolio, Series 13 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies engaged in the pharmaceutical industry.

2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $43,917, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:

                      Unrealized appreciation                   $ 2,026,484
                      Unrealized depreciation                    (1,360,802)
                                                                ------------
                                                                $   665,682
                                                                ============

4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                 (Initial Date of
                                                                              Year ended            Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                                $  .089              $   .075
Expenses                                                                         (.027)                (.055)
                                                                               ------------------------------
       Investment income (loss) - net                                             .062                  .020
Distributions to unit holders:
    Investment income - net                                                      (.061)                (.049)
    Principal from investment transactions                                           -                     -
Net gain (loss) on investments                                                   2.040                (2.575)
                                                                               ------------------------------
       Total increase (decrease) in net assets                                   2.041                (2.604)
Net assets:
    Beginning of the period                                                      6.889                 9.493
                                                                               ------------------------------
    End of the period                                                          $ 8.930              $  6.889
                                                                               ==============================

Total return                                                                    30.51%               (26.91)%
Ratio of total expenses to average net assets                                     .34%                  .67%*
Ratio of net investment income (loss) to
    average net assets                                                            .78%                  .24%*


*   Not annualized

                                     FT 594
                       PHARMACEUTICAL PORTFOLIO, SERIES 13

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


            SPONSOR:                  First Trust Portfolios L.P.
                                      1001 Warrenville Road
                                      Lisle, Illinois 60532
                                      (800) 621-1675

            TRUSTEE:                  JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York 11245

            LEGAL COUNSEL             Chapman and Cutler LLP
            TO SPONSOR:               111 West Monroe Street
                                      Chicago, Illinois 60603

            LEGAL COUNSEL             Carter, Ledyard & Milburn LLP
            TO TRUSTEE:               2 Wall Street
                                      New York, New York 10005

            INDEPENDENT               Deloitte & Touche LLP
            AUDITORS:                 180 North Stetson Avenue
                                      Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                        SEMICONDUCTOR PORTFOLIO, SERIES 7
                                  320,456 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Semiconductor Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the semiconductor industry. At March 1, 2004, each Unit represented a 1/320,456 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $8.227 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                            FIRST TRUST PORTFOLIOS L.P.
                                      Sponsor

                                     FT 594
                        SEMICONDUCTOR PORTFOLIO, SERIES 7
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                                         320,456
Fractional Undivided Interest in the Trust per Unit                                                       1/320,456
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $2,563,860
    Aggregate Value of Securities per Unit                                                                   $8.001
    Income and Principal cash (overdraft) in the Portfolio                                                $(22,363)
    Income and Principal cash (overdraft) per Unit                                                          $(.070)
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.296
    Public Offering Price per Unit                                                                           $8.227
Redemption Price and Sponsor Repurchase Price per Unit
    ($.296 less than the Public Offering Price per Unit)                                                     $7.931

Date Trust Established                                                                             January 23, 2002
Mandatory Termination Date                                                                            July 23, 2007

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Semiconductor Portfolio, Series 7


We have audited the statement of assets and liabilities of FT 594, Semiconductor Portfolio, Series 7 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Semiconductor Portfolio, Series 7, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                        SEMICONDUCTOR PORTFOLIO, SERIES 7

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003


ASSETS

Securities, at fair value (cost, $3,188,423)                                                          $2,872,539
Receivable from investment transactions                                                                   12,268
                                                                                                      -----------
TOTAL ASSETS                                                                                          $2,884,807
                                                                                                      ===========
LIABILITIES AND NET ASSETS
Accrued liabilities                                                                                   $    3,241
Cash overdraft                                                                                             4,183
Liability to Sponsor for organization costs                                                                7,286
Unit redemptions payable                                                                                  12,307
                                                                                                      -----------
TOTAL LIABILITIES                                                                                         27,017
                                                                                                      -----------
Net assets, applicable to 371,227 outstanding units
  of fractional undivided interest:
    Cost of Trust assets                                                                               3,188,423
    Net unrealized appreciation (depreciation)                                                          (315,884)
    Distributable funds (deficit)                                                                        230,979
    Less deferred sales charge                                                                          (231,296)
    Less organization costs                                                                              (14,432)
                                                                                                      -----------
                                                                                                       2,857,790
                                                                                                      -----------
TOTAL LIABILITIES AND NET ASSETS                                                                      $2,884,807
                                                                                                      ===========
Net asset value per unit                                                                              $    7.698
                                                                                                      ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                        SEMICONDUCTOR PORTFOLIO, SERIES 7

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           SEMICONDUCTORS - 82%
                           --------------------
       5,830               Altera Corporation                                                            $  132,341
       3,136               Analog Devices, Inc.                                                             143,158
       2,916               Broadcom Corporation (Class A)                                                    99,406
      10,769  (2)          Conexant Systems, Inc.                                                            53,522
       5,309               Fairchild Semiconductor Corporation                                              132,566
       2,214               Genesis Microchip Incorporated                                                    39,941
       8,303               Globespan Virata, Inc.                                                            48,822
       4,064               Intel Corporation                                                                130,861
       4,510               Intersil Corporation                                                             112,074
       6,335               Lattice Semiconductor Corporation                                                 61,323
       3,284               Linear Technology Corporation                                                    138,158
       2,490               Maxim Integrated Products, Inc.                                                  124,002
       5,271               Microchip Technology Incorporated                                                175,841
       5,920               Microsemi Corporation                                                            145,514
       3,597  (2)          Mindspeed Technologies, Inc.                                                      24,639
       2,053               NVIDIA Corporation                                                                47,732
       2,640               QLogic Corporation                                                               136,224
       7,480               RF Micro Devices, Inc.                                                            75,174
       3,787               Skyworks Solutions, Inc.                                                          32,947
       4,343               STMicroelectronics N.V.                                                          117,304
       5,027               Texas Instruments Incorporated                                                   147,693
      12,659               TriQuint Semiconductor, Inc.                                                      89,499
       3,318               Xilinx, Inc.                                                                     128,538

                           SEMICONDUCTOR EQUIPMENT - 19%
                           -----------------------------
       6,580               Applied Materials, Inc.                                                          147,721
       2,662               KLA-Tencor Corporation                                                           156,180
       3,546               Novellus Systems, Inc.                                                           149,109
       4,129               Photronics, Inc.                                                                  82,250
                                                                                                         -----------
                           Total investments (total cost $3,188,423) - 101%                              $2,872,539
                                                                                                         ===========

                                     FT 594
                        SEMICONDUCTOR PORTFOLIO, SERIES 7

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003



(1)      Percentages are calculated based on net assets.

(2) In June 2003, Conexant Systems, Inc. ("Conexant"), one of the Trust's original holdings, spun off Mindspeed Technologies, Inc. ("Mindspeed"). Each shareholder of Conexant received one share of Mindspeed for every three shares of Conexant held.


See notes to financial statements.

                                     FT 594
                        SEMICONDUCTOR PORTFOLIO, SERIES 7

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                  (Initial Date of
                                                                               Year ended           Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income (net of foreign taxes withheld
    of $116 and $65 in 2003 and 2002,
    respectively)                                                             $    3,794           $     2,248
Expenses:
    Trustee and other service fees                                                (6,785)               (7,437)
    Evaluator's fees                                                              (1,553)               (1,614)
    Supervisory fees                                                              (1,811)               (1,883)
    Administrative fees                                                             (776)                 (807)
    Creation and development fees                                                      -               (15,667)
    Other expenses                                                                (1,856)               (2,698)
                                                                              ---------------------------------
    Total expenses                                                               (12,781)              (30,106)
                                                                              ---------------------------------
       Investment income (loss) - net                                             (8,987)              (27,858)
Net gain (loss) on investments:
    Net realized gain (loss)                                                    (429,827)             (693,134)
    Change in net unrealized appreciation
       (depreciation)                                                          1,905,181            (2,221,065)
                                                                              ---------------------------------
                                                                               1,475,354            (2,914,199)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $1,466,367           $(2,942,057)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                        SEMICONDUCTOR PORTFOLIO, SERIES 7

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                               Year ended         (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net increase (decrease) in net assets resulting from operations:
    Investment income (loss) - net                                           $    (8,987)          $   (27,858)
    Net realized gain (loss) on investments                                     (429,827)             (693,134)
    Change in net unrealized appreciation
       (depreciation) on investments                                           1,905,181            (2,221,065)
                                                                             ----------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               1,466,367            (2,942,057)
                                                                             ----------------------------------

Units issued                                                                           -             5,912,415
    Deferred sales charge                                                              -              (225,976)
    Organization costs                                                                 -               (14,100)
                                                                             ----------------------------------
    Total                                                                              -             5,672,339
                                                                             ----------------------------------
Unit redemptions                                                              (1,019,493)             (459,633)
Distributions to unit holders:
    Investment income - net                                                            -                     -
    Principal from investment transactions                                             -                     -
                                                                             ----------------------------------
    Total distributions                                                                -                     -
                                                                             ----------------------------------
Total increase (decrease) in net assets                                          446,874             2,270,649
Net assets:
    Beginning of the period                                                    2,410,916               140,267
                                                                             ----------------------------------
    End of the period                                                        $ 2,857,790            $2,410,916
                                                                             ==================================
Distributable funds (deficit) at end of the period                           $   230,979            $  229,281
                                                                             ==================================
Trust units:
    Beginning of the period                                                      539,648                14,777
    Issued                                                                             -               627,713
    Redemptions                                                                 (168,421)             (102,842)
                                                                             ----------------------------------
    End of the period                                                            371,227               539,648
                                                                             ==================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                        SEMICONDUCTOR PORTFOLIO, SERIES 7

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 594, Semiconductor Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies in the semiconductor industry.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $14,432, of which, $7,146 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation                     $ 167,748
                      Unrealized depreciation                      (483,632)
                                                                  ----------
                                                                  $(315,884)
                                                                  ==========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                 (Initial Date of
                                                                               Year ended            Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                               $   .008              $   .004
Expenses                                                                         (.028)                (.057)
                                                                              -------------------------------
       Investment income (loss) - net                                            (.020)                (.053)
Distributions to unit holders:
    Investment income - net                                                          -                     -
    Principal from investment transactions                                           -                     -
Net gain (loss) on investments                                                   3.250                (4.971)
                                                                              -------------------------------
       Total increase (decrease) in net assets                                   3.230                (5.024)
Net assets:
    Beginning of the period                                                      4.468                 9.492
                                                                              -------------------------------
    End of the period                                                         $  7.698              $  4.468
                                                                              ===============================
Total return                                                                    72.29%               (52.93)%
Ratio of total expenses to average net assets                                     .46%                  .82%*
Ratio of net investment income (loss) to
    average net assets                                                           (.33)%                (.76)%*


*   Not annualized

                                     FT 594
                        SEMICONDUCTOR PORTFOLIO, SERIES 7

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                     SPONSOR:               First Trust Portfolios L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois 60532
                                            (800) 621-1675

                     TRUSTEE:               JPMorgan Chase Bank
                                            4 Chase MetroTech Center, 3rd Floor
                                            Brooklyn, New York 11245

                     LEGAL COUNSEL          Chapman and Cutler LLP
                     TO SPONSOR:            111 West Monroe Street
                                            Chicago, Illinois 60603

                     LEGAL COUNSEL          Carter, Ledyard & Milburn LLP
                     TO TRUSTEE:            2 Wall Street
                                            New York, New York 10005

                     INDEPENDENT            Deloitte & Touche LLP
                     AUDITORS:              180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                         TECHNOLOGY PORTFOLIO, SERIES 16
                                  699,047 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Technology Portfolio, Series 16 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies involved in the manufacturing, sales or servicing of computers and peripherals, computer software and services, networking products, communications equipment, semiconductor equipment and semiconductors. At March 1, 2004, each Unit represented a 1/699,047 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $8.932 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

         Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                               FIRST TRUST PORTFOLIOS L.P.
                                         Sponsor

                                     FT 594
                         TECHNOLOGY PORTFOLIO, SERIES 16
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                                         699,047
Fractional Undivided Interest in the Trust per Unit                                                       1/699,047
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $6,028,627
    Aggregate Value of Securities per Unit                                                                   $8.624
    Income and Principal cash (overdraft) in the Portfolio                                                 $(9,495)
    Income and Principal cash (overdraft) per Unit                                                          $(.014)
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.322
    Public Offering Price per Unit                                                                           $8.932
Redemption Price and Sponsor Repurchase Price per Unit
    ($.322 less than the Public Offering Price per Unit)                                                     $8.610

Date Trust Established                                                                             January 23, 2002
Mandatory Termination Date                                                                            July 23, 2007
Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Technology Portfolio, Series 16


We have audited the statement of assets and liabilities of FT 594, Technology Portfolio, Series 16 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Technology Portfolio, Series 16, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                         TECHNOLOGY PORTFOLIO, SERIES 16

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $6,200,833)                      $6,006,398
Receivable from investment transactions                                5,560
                                                                  -----------
TOTAL ASSETS                                                      $6,011,958
                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    5,780
Cash overdraft                                                           167
Liability to Sponsor for organization costs                            2,000
Unit redemptions payable                                              29,137
                                                                  -----------
TOTAL LIABILITIES                                                     37,084
                                                                  -----------
Net assets, applicable to 730,884 outstanding units
  of fractional undivided interest:
    Cost of Trust assets                                           6,200,833
    Net unrealized appreciation (depreciation)                      (194,435)
    Distributable funds (deficit)                                    405,553
    Less deferred sales charge                                      (410,977)
    Less organization costs                                          (26,100)
                                                                  -----------
                                                                   5,974,874
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $6,011,958
                                                                  ===========
Net asset value per unit                                          $    8.175
                                                                  ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                         TECHNOLOGY PORTFOLIO, SERIES 16

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           COMMUNICATIONS EQUIPMENT - 12%
                           ------------------------------
      12,149               Nokia Oy (ADR)                                                                $  206,533
       6,125               QUALCOMM Inc.                                                                    330,321
      16,785               Tellabs, Inc.                                                                    141,498

                           COMPUTER & PERIPHERALS - 16%
                           ----------------------------
       6,217               Celestica Inc.                                                                    93,690
       9,671               Dell Inc. (formerly, Dell Computer Corporation)                                  328,427
      17,398               EMC Corporation                                                                  224,782
       2,298               International Business Machines Corporation                                      212,979
      23,374               Sun Microsystems, Inc.                                                           104,949

                           COMPUTER SOFTWARE & SERVICES - 39%
                           ----------------------------------
       7,524               Adobe Systems Incorporated                                                       295,693
       5,086               Affiliated Computer Services, Inc.                                               276,984
       7,875               Amdocs Limited                                                                   177,030
       7,299               Check Point Software Technologies Ltd.                                           122,769
       7,901  (2)          Microsoft Corporation                                                            217,594
      15,799               Oracle Corporation                                                               208,547
       7,764               Siebel Systems, Inc.                                                             107,687
       8,914               SunGard Data Systems Inc.                                                        247,007
      13,676  (2)          Symantec Corporation                                                             473,873
       6,102               VERITAS Software Corporation                                                     226,750

                           NETWORKING PRODUCTS - 11%
                           -------------------------
      14,111               Cisco Systems, Inc.                                                              342,756
      15,709               Juniper Networks, Inc.                                                           293,444

                           SEMICONDUCTOR EQUIPMENT - 10%
                           -----------------------------
      13,131               Applied Materials, Inc.                                                          294,791
       7,086               Novellus Systems, Inc.                                                           297,966

                           SEMICONDUCTORS - 13%
                           --------------------
       8,057               Intel Corporation                                                                259,435
       6,554               Linear Technology Corporation                                                    275,727
       4,923               Maxim Integrated Products, Inc.                                                  245,166
                                                                                                         -----------
                           Total investments (total cost $6,200,833) - 101%                              $6,006,398
                                                                                                         ===========

                                     FT 594
                         TECHNOLOGY PORTFOLIO, SERIES 16

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


(1) Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a two for one stock split.

See notes to financial statements.

                                     FT 594
                         TECHNOLOGY PORTFOLIO, SERIES 16

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                  (Initial Date of
                                                                              Year ended             Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income (net of foreign taxes withheld
    of $1,324 and $981 in 2003 and 2002,
    respectively)                                                             $   12,801           $     7,043
Expenses:
    Trustee and other service fees                                               (11,096)              (13,022)
    Evaluator's fees                                                              (2,936)               (2,831)
    Supervisory fees                                                              (3,425)               (3,302)
    Administrative fees                                                           (1,468)               (1,415)
    Creation and development fees                                                      -               (28,779)
    Other expenses                                                                (3,654)               (3,500)
                                                                              ---------------------------------
    Total expenses                                                               (22,579)              (52,849)
                                                                              ---------------------------------
       Investment income (loss) - net                                             (9,778)              (45,806)
Net gain (loss) on investments:
    Net realized gain (loss)                                                    (439,646)             (878,291)
    Change in net unrealized appreciation
       (depreciation)                                                          2,721,979            (2,916,414)
                                                                              ---------------------------------
                                                                               2,282,333            (3,794,705)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $2,272,555           $(3,840,511)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                         TECHNOLOGY PORTFOLIO, SERIES 16

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                              Year ended          (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net increase (decrease) in net assets
 resulting from operations:
    Investment income (loss) - net                                           $    (9,778)         $    (45,806)
    Net realized gain (loss) on investments                                     (439,646)             (878,291)
    Change in net unrealized appreciation
       (depreciation) on investments                                           2,721,979            (2,916,414)
                                                                             ----------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               2,272,555            (3,840,511)
                                                                             ----------------------------------
Units issued                                                                           -            10,489,929
    Deferred sales charge                                                              -              (405,595)
    Organization costs                                                                 -               (25,764)
                                                                             ----------------------------------
    Total                                                                              -            10,058,570
                                                                             ----------------------------------
Unit redemptions                                                              (1,553,573)           (1,104,078)

Distributions to unit holders:
    Investment income - net                                                            -                     -
    Principal from investment transactions                                             -                     -
                                                                             ----------------------------------
    Total distributions                                                                -                     -
                                                                             ----------------------------------
Total increase (decrease) in net assets                                          718,982             5,113,981

Net assets:
    Beginning of the period                                                    5,255,892               141,911
                                                                             ----------------------------------
    End of the period                                                        $ 5,974,874          $  5,255,892
                                                                             ==================================
Distributable funds (deficit) at end of the period                           $   405,553          $    401,161
                                                                             ==================================
Trust units:
    Beginning of the period                                                      965,510                14,950
    Issued                                                                             -             1,151,157
    Redemptions                                                                 (234,626)             (200,597)
                                                                             ----------------------------------
    End of the period                                                            730,884               965,510
                                                                             ==================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                         TECHNOLOGY PORTFOLIO, SERIES 16

                          NOTES TO FINANCIAL STATEMENTS

1.     Organization

FT 594, Technology Portfolio, Series 16 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies involved in the manufacturing, sales or servicing of computers and peripherals, computer software and services, networking products, communications equipment, semiconductor equipment and semiconductors.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $26,100, of which, $24,100 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation                    $ 608,826
                      Unrealized depreciation                     (803,261)
                                                                 ----------
                                                                 $(194,435)
                                                                 ==========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                      Period from
                                                                                   January 23, 2002
                                                                                   (Initial Date of
                                                                Year ended            Deposit) to
                                                               December 31,          December 31,
                                                                   2003                  2002
Dividend income                                                  $ .015              $  .007
Expenses                                                          (.027)               (.054)
                                                                 ----------------------------
       Investment income (loss) - net                             (.012)               (.047)
Distributions to unit holders:
    Investment income - net                                           -                    -
    Principal from investment transactions                            -                    -
Net gain (loss) on investments                                    2.743               (4.001)
                                                                 ----------------------------
       Total increase (decrease) in net assets                    2.731               (4.048)
Net assets:
    Beginning of the period                                       5.444                9.492
                                                                 ----------------------------
    End of the period                                            $8.175              $ 5.444
                                                                 ============================
Total return                                                     50.17%               (42.65)%
Ratio of total expenses to average net assets                      .40%                  .72%*
Ratio of net investment income (loss) to
    average net assets                                            (.18)%                (.63)%*


*   Not annualized

                                     FT 594
                         TECHNOLOGY PORTFOLIO, SERIES 16

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                  SPONSOR:              First Trust Portfolios L.P.
                                        1001 Warrenville Road
                                        Lisle, Illinois 60532
                                        (800) 621-1675

                  TRUSTEE:              JPMorgan Chase Bank
                                        4 Chase MetroTech Center, 3rd Floor
                                        Brooklyn, New York 11245

                  LEGAL COUNSEL         Chapman and Cutler LLP
                  TO SPONSOR:           111 West Monroe Street
                                        Chicago, Illinois 60603

                  LEGAL COUNSEL         Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:           2 Wall Street
                                        New York, New York 10005

                  INDEPENDENT           Deloitte & Touche LLP
                  AUDITORS:             180 North Stetson Avenue
                                        Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 594
                      UTILITIES INCOME PORTFOLIO, SERIES 4
                                  779,787 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 594, Utilities Income Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of electric and natural gas companies. At March 1, 2004, each Unit represented a 1/779,787 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $9.384 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                             FIRST TRUST PORTFOLIOS L.P.
                                       Sponsor

                                     FT 594
                      UTILITIES INCOME PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                                         779,787
Fractional Undivided Interest in the Trust per Unit                                                       1/779,787
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $7,032,987
    Aggregate Value of Securities per Unit                                                                   $9.019
    Income and Principal cash (overdraft) in the Portfolio                                                  $21,219
    Income and Principal cash (overdraft) per Unit                                                            $.027
    Sales Charge 3.734% (3.6% of Public Offering Price,
       including Income and Principal Cash)                                                                   $.338
    Public Offering Price per Unit                                                                           $9.384
Redemption Price and Sponsor Repurchase Price per Unit
    ($.338 less than the Public Offering Price per Unit)                                                     $9.046

Date Trust Established                                                                             January 23, 2002

Mandatory Termination Date                                                                            July 23, 2007

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each month.

Income Distribution Date:  The last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 594,
Utilities Income Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 594, Utilities Income Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 594, Utilities Income Portfolio, Series 4, at December 31, 2003, and the results of its operations and changes in its net assets for the year then ended and for the period from January 23, 2002 (Initial Date of Deposit) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 594
                      UTILITIES INCOME PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS

Securities, at fair value (cost, $7,533,577)                      $7,269,802
Cash                                                                  16,730
Dividends receivable                                                  25,234
                                                                  -----------
TOTAL ASSETS                                                      $7,311,766
                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    6,628
Liability to Sponsor for organization costs                           10,000
Unit redemptions payable                                                 872
Payable for investments purchased                                      9,797
                                                                  -----------
TOTAL LIABILITIES                                                     27,297
                                                                  -----------
Net assets, applicable to 830,170 outstanding units
 of fractional undivided interest:
    Cost of Trust assets                                           7,533,577
    Net unrealized appreciation (depreciation)                      (263,775)
    Distributable funds (deficit)                                    509,098
    Less deferred sales charge                                      (466,859)
    Less organization costs                                          (27,572)
                                                                  -----------
                                                                   7,284,469
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $7,311,766
                                                                  ===========
Net asset value per unit                                          $    8.775
                                                                  ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                      UTILITIES INCOME PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

      Number                                                                                             Fair
     of Shares             Name of Issuer of Equity Securities (1)                                       Value
                           ELECTRIC UTILITY - 49%
                           ----------------------
      11,192               Allegheny Energy, Inc.                                                        $  142,810
       9,150               American Electric Power Company, Inc.                                            279,167
         191               Aquila Inc.                                                                          647
      13,703               Black Hills Corporation                                                          408,760
      15,032  (2)          CenterPoint Energy, Inc.                                                         145,660
      11,952               Cinergy Corporation                                                              463,857
       6,709               Dominion Resources, Inc.                                                         428,235
      10,731               Duke Energy Corporation                                                          219,449
      21,043  (3)          MDU Resources Group, Inc.                                                        501,034
       9,461               Public Service Enterprise Group Incorporated                                     414,392
      12,021               Reliant Resources, Inc.                                                           88,475
      15,497               TECO Energy, Inc.                                                                223,312
         763  (2)          Texas Genco Holdings, Inc.                                                        24,797
      14,104               Xcel Energy, Inc.                                                                239,486

                           NATURAL GAS - 51%
                           -----------------
      17,262               Energen Corporation                                                              708,260
      11,681               KeySpan Corporation                                                              429,861
       9,518               NICOR Inc.                                                                       323,993
      11,618               Piedmont Natural Gas Company, Inc.                                               504,918
      15,565               Sempra Energy                                                                    467,884
      19,851  (3)          UGI Corporation                                                                  672,949
      17,053               Vectren Corporation                                                              420,356
      16,446               The Williams Companies, Inc.                                                     161,500
                                                                                                         -----------
                           Total investments (total cost $7,533,577) - 100%                              $7,269,802
                                                                                                         ===========

                                     FT 594
                      UTILITIES INCOME PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003



(1)      Percentages are calculated based on net assets.

(2) In January 2003, CenterPoint Energy, Inc. ("CenterPoint"), one of the Trust's original holdings, spun off Texas Genco Holdings, Inc. ("Texas Genco"). Each shareholder of CenterPoint received .05 shares of Texas Genco for each share of CenterPoint held.

(3) The number of shares reflects the effect of a three for two stock split.


See notes to financial statements.

                                     FT 594
                      UTILITIES INCOME PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                  (Initial Date of
                                                                              Year ended             Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                               $  326,572           $   367,965

Expenses:
    Trustee and other service fees                                               (12,660)              (12,623)
    Evaluator's fees                                                              (3,495)               (2,742)
    Supervisory fees                                                              (4,078)               (3,199)
    Administrative fees                                                           (1,748)               (1,371)
    Creation and development fees                                                      -               (31,923)
    Other expenses                                                                (4,151)               (3,500)
                                                                              ---------------------------------
    Total expenses                                                               (26,132)              (55,358)
                                                                              ---------------------------------
       Investment income (loss) - net                                            300,440               312,607

Net gain (loss) on investments:
    Net realized gain (loss)                                                    (786,277)             (608,441)
    Change in net unrealized appreciation
       (depreciation)                                                          2,465,973            (2,729,748)
                                                                              ---------------------------------
                                                                               1,679,696            (3,338,189)
                                                                              ---------------------------------
Net increase (decrease) in net assets
    resulting from operations                                                 $1,980,136           $(3,025,582)
                                                                              =================================


See notes to financial statements.

                                     FT 594
                      UTILITIES INCOME PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                              Year ended         (Initial Date of
                                                                              December 31,           Deposit) to
                                                                                  2003            December 31, 2002
Net increase (decrease) in net assets
        resulting from operations:
    Investment income (loss) - net                                            $  300,440           $   312,607
    Net realized gain (loss) on investments                                     (786,277)             (608,441)
    Change in net unrealized appreciation
       (depreciation) on investments                                           2,465,973            (2,729,748)
                                                                              ---------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                               1,980,136            (3,025,582)
                                                                              ---------------------------------
Units issued                                                                     109,080            12,883,798
    Deferred sales charge                                                              -              (461,483)
    Organization costs                                                                 -               (27,236)
                                                                              ---------------------------------
    Total                                                                        109,080            12,395,079
                                                                              ---------------------------------
Unit redemptions                                                              (2,658,075)           (1,004,976)
Distributions to unit holders:
    Investment income - net                                                     (306,230)             (346,710)
    Principal from investment transactions                                             -                     -
                                                                              ---------------------------------
    Total distributions                                                         (306,230)             (346,710)
                                                                              ---------------------------------
Total increase (decrease) in net assets                                         (875,089)            8,017,811

Net assets:
    Beginning of the period                                                    8,159,558               141,747
                                                                              ---------------------------------
    End of the period                                                         $7,284,469           $ 8,159,558
                                                                              =================================
Distributable funds (deficit) at end of the period                            $  509,098           $   513,540
                                                                              =================================
Trust units:
    Beginning of the period                                                    1,155,118                14,932
    Issued                                                                        13,837             1,290,538
    Redemptions                                                                 (338,785)             (150,352)
                                                                              ---------------------------------
    End of the period                                                            830,170             1,155,118
                                                                              =================================
Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 594
                      UTILITIES INCOME PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.     Organization

FT 594, Utilities Income Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of electric and natural gas companies.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust paid a creation and development fee of $.025 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaled $27,572, of which, $17,572 has been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                      Unrealized appreciation                  $   918,964
                      Unrealized depreciation                   (1,182,739)
                                                               ------------
                                                               $  (263,775)
                                                               ============


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.36 per unit which was paid to the Sponsor over a five-month period ended October 18, 2002, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.85% of the Public Offering Price, which was equivalent to approximately 4.899% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                                     Period from
                                                                                                  January 23, 2002
                                                                                                 (Initial Date of
                                                                               Year ended           Deposit) to
                                                                              December 31,          December 31,
                                                                                  2003                  2002
Dividend income                                                                 $ .330             $   .388
Expenses                                                                         (.026)               (.058)
                                                                                ----------------------------
       Investment income (loss) - net                                             .304                 .330

Distributions to unit holders:
    Investment income - net                                                      (.309)               (.346)
    Principal from investment transactions                                           -                    -

Net gain (loss) on investments                                                   1.716               (2.413)
                                                                                ----------------------------
       Total increase (decrease) in net assets                                   1.711               (2.429)

Net assets:
    Beginning of the period                                                      7.064                9.493
                                                                                ----------------------------

    End of the period                                                           $8.775             $  7.064
                                                                                ============================

Total return                                                                    28.60%              (21.94)%
Ratio of total expenses to average net assets                                     .33%                 .70%*
Ratio of net investment income (loss) to
    average net assets                                                           3.84%                3.99%*


*   Not annualized

                                     FT 594
                      UTILITIES INCOME PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                  SPONSOR:                 First Trust Portfolios L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois 60532
                                           (800) 621-1675

                  TRUSTEE:                 JPMorgan Chase Bank
                                           4 Chase MetroTech Center, 3rd Floor
                                           Brooklyn, New York 11245

                  LEGAL COUNSEL            Chapman and Cutler LLP
                  TO SPONSOR:              111 West Monroe Street
                                           Chicago, Illinois 60603

                  LEGAL COUNSEL            Carter, Ledyard & Milburn LLP
                  TO TRUSTEE:              2 Wall Street
                                           New York, New York 10005

                  INDEPENDENT              Deloitte & Touche LLP
                  AUDITORS:                180 North Stetson Avenue
                                           Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated March 31, 2004                                             AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations"), corporate debt obligations ("Corporate Bonds") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    6
The Secondary Market                                     7
How We Purchase Units                                    7
Expenses and Charges                                     7
Tax Status                                               8
Retirement Plans                                        12
Rights of Unit Holders                                  12
Income and Capital Distributions                        13
Redeeming Your Units                                    13
Removing Securities from a Trust                        14
Amending or Terminating the Indenture                   15
Information on the Sponsor, Trustee and Evaluator       16
Other Information                                       17

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special
Situations Trust. See Part One for a description of the series and Trusts for which this Part Two prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations, Corporate Bonds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "Portfolios-Objectives" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in the Trust are issued by companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Certain of the Trusts may contain preferred stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instrments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Investment Grade Bonds. Investment grade corporate bonds are subject to various risks including the risks that: the value of the bonds will fluctuate; a bond's issuer will be unable to meet its obligation to pay principal or interest on the bond; the issuer will pre-pay or "call" a bond before its stated maturity; a bond will fall in value if a rating agency decreases the bond's rating; and the value of a bond will fall if trading on the bond is limited or absent. The value of investment grade bonds will decline with increases in interest rates, not only because interest rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments on its bonds.

High-Yield Securities. Certain of the Securities held by certain Trusts are rated below investment grade by one or more rating agencies. These Securities are considered high-yield or "junk" securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or below "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Obligations rated below "BBB" should be considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. Closed-End Funds are actively managed investment companies which invest in various types of securities. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Closed-End Funds are subject to various risks, including management's ability to meet the Closed-End Fund's investment objective, and to manage the Closed-End Fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding Closed-End Funds or their underlying investments change.

Shares of Closed-End Funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of Closed-End Fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain of the Closed-End Funds included in certain Trusts may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a Closed-End Fund, this leverage also subjects the Closed-End Fund to increased risks, including the likelihood of increased volatility and the possibility that the Closed-End Fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will purchase such Units at the Public Offering Price less the applicable dealer concession. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). For purposes of valuing Securities traded on the Nasdaq Stock Market, closing sale price shall mean the Nasdaq Official Closing Price ("NOCP") as determined by Nasdaq. However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust;

- Foreign custodial and transaction fees, if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) equity interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and debt obligations of domestic and foreign corporations and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt, the interest on which is includible in gross income for federal income tax purposes and that the RIC Shares and the REIT Shares constitute qualifying shares in entities treated as regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

GRANTOR TRUSTS

The following discussion applies to each Trust except a REIT Series.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from a Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on regulations prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," generally taxable to you as long-term capital gains. Other dividends on the REIT Shares or the RIC Shares, except for any dividends properly designated as exempt-interest dividends, will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

Regulated investment companies will provide notice to their shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates. In limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give the issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs or RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC itself from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, as described in this Part Two of the prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a

Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

REGULATED INVESTMENT COMPANY.

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the federal tax laws. If a Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income tax.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from a Trust may be taxed at new capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trusts, because the dividends received deduction is generally not available for distributions from regulated investment companies.

If You Sell or Redeem Units.

If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

Taxation of Capital Gains and Losses
and Certain Ordinary Income Dividends.

Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. A Trust may designate some capital gain dividends as "unrecaptured Section 1250 gain distributions," in which case the dividend would be subject to a maximum tax rate of 25%. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Pursuant to the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Trusts are generally taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by a Trust itself. Only certain dividends received by a Trust from other RICs or from REITs are qualifying dividends for these purposes. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Each Trust will provide notice to its Unit holders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem Units or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

Deductibility of Trust Expenses.

Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Investors.

If you are a foreign investor, subject to applicable tax treaties, distributions from a Trust which constitute dividends for U.S. federal income tax purposes (other than dividends designated by such Trust as capital gain dividends) will be subject to U.S. income taxes, including withholding taxes. Distributions designated as capital gain dividends should not be subject to U.S. federal income taxes, including withholding taxes, provided certain conditions are met. Foreign investors should consult their tax advisors with respect to U.S. tax consequences of ownership of Units.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital (or principal and interest) reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send the registered account holders a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $48 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2003, the total consolidated partners' capital of First Trust Portfolios L.P. and subsidiary was $20,540,034 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor,

Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of
Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

For certain trusts, Securities Evaluation Service, Inc. ("SES") acts as Evaluator. SES is located at 531 East Roosevelt Road, Suite 200,
Wheaton, Illinois 60187

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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Page 18


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Page 18


                             First Trust(R)


                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             March 31, 2004

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 20


                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated August 29, 2003                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in companies involved in drug development and production, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotech and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, FT 549 and FT 655, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503 and FT 549, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
 If you invest                      sales charge
(in thousands):*                    will be:
_________________                   ________________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 655, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced as follows:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.60%
$100 but less than $250                   4.35%
$250 but less than $500                   3.85%
$500 but less than $1,000                 2.85%
$1,000 or more                            1.95%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 and FT 549 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated August 29, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain

Page 1

products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in a Trust.

Page 2


                     Capital Goods Portfolio Series

                                FT Series

PROSPECTUS                                   NOTE: THIS PART THREE PROSPECTUS
Part Three                                              MAY ONLY BE USED WITH
Dated April 30, 2004                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the capital goods industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Capital Goods. Because more than 25% of each Trust is invested in capital goods companies, the Trusts are considered to be concentrated in the capital goods industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of capital goods companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Capital goods companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, changes in aircraft-leasing contracts and cutbacks in profitable business travel. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for auto and truck makers and their suppliers.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.60%
$100 but less than $250              4.35%
$250 but less than $500              3.85%
$500 but less than $1,000            2.85%
$1,000 or more                       1.95%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Capital Goods Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Capital Goods Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2004. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Capital Goods                                               2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Capital Goods.An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. The profitability of companies engaged in the capital goods industry will be affected by various factors including the general state of the economy, intense competition, domestic and international politics, excess capacity and spending trends.

The Internet may also influence the capital goods market. Customers' desire for better pricing and convenience, as well as manufacturers' desire to boost profitability by finding new avenues of sales growth and productivity gains, may drive many capital goods manufacturers to invest heavily in Internet hardware and software. Because the Internet allows manufacturers to take orders directly from customers, thus eliminating the middlemen from both supply chains and distributors, capital goods makers may no longer need traditional third-party outfits to distribute their products. In addition, the Internet may also allow capital goods manufacturers to cut inventory levels, by enabling customers to tailor their orders to their specific needs.

Capital goods companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for truck makers.

Page 2



                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated September 30, 2003                                 PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of communications companies, diversified across domestic and international companies involved in communications services, data networking/communications equipment and wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in communications companies, each Trust is considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Communications companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Rapid deregulation, both in the United States and internationally, allows companies to develop products and services for a larger market, but also exposes them to fierce global competition.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 549 and FT 654, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part
Two of this prospectus), the maximum sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 500 and FT 549:

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1 million        2.40%
$1 million or more                   1.50%

For FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 500 and FT 549 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued
(and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

               The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 30, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Communications                                              1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Page 1


The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2

                         Energy Portfolio Series
                       Energy Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 30, 2003                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Energy Industry. Because more than 25% of each Trust is invested in companies that explore for, produce, refine, distribute or sell petroleum or gas products, or provide parts or services to petroleum or gas companies, these Trusts are considered to be concentrated in the energy industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of the petroleum and gas products industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations which may result in more volatile oil prices.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548 and FT 654, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part
Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued
(and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                         Energy Portfolio Series
                       Energy Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                         Energy Portfolio Series
                       Energy Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 30, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Energy                                                      2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Energy. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The Trusts invest in Securities of companies involved in the energy industry. The business activities of companies held in the Trusts may include: production, generation, transmission, marketing, control, or measurement of gas and oil; the provision of component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of the Trusts.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in U.S. environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in each of the Trusts.

                   Financial Services Portfolio Series
                      Financial Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 30, 2003                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST (R)

                            1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Financial Services Industry. Because more than 25% of each Trust is invested in financial services companies, which includes banks and thrifts, financial services and insurance companies, and investment firms, these Trusts are considered to be concentrated in the financial services industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548 and FT 654, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part
Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

As Sponsor, we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Financial Services Portfolio Series
                      Financial Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Financial Services Portfolio Series
                      Financial Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 30, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Financial Services                                          2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Financial Services. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal

Deposit Insurance Corporation Improvement Act of 1991, the Resolution
Trust Corporation Refinancing, Restructuring, and Improvement Act of
1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trusts' portfolios cannot be predicted with certainty. The Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange
Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems.
Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trusts' portfolios. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted.
Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trusts' portfolios.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Financial Services Portfolios will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated November 28, 2003                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies considered to be leaders in their industries.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Consumer Products Industry. Because more than 25% of each Trust is invested in consumer products companies, each Trust is considered to be concentrated in the consumer products industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include cyclicality of revenues and earnings, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

                      Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                  Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

               The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 28, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Consumer Products                                           1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Consumer Products. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in an investment in the consumer products industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products

Page 1

companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Page 2

                     Life Sciences Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 30, 2003                                  PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               First Trust(R)

                               1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

You should be aware that predictions stated herein may not be realized. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Healthcare Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in medical supplies, drugs, biotech, managed care and services management, each Trust is considered to be concentrated in the healthcare industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of such companies involve extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 548 and FT 654, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%


For FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of such Trust on that day by 1/365 of the annual creation and development fee of .35%. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Life Sciences Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Life Sciences Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 30, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Healthcare                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are

Page 1

generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Healthcare. An investment in Units of the Life Sciences Portfolio Series should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Healthcare companies involved in advanced medical devices and instruments, drugs and biotech, healthcare/managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the healthcare and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated September 30, 2003                                 PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              FIRST TRUST (R)

                              1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Pharmaceutical Industry. Because more than 25% of each Trust is invested in pharmaceutical companies, these Trusts are considered to be concentrated in the pharmaceutical industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 549 and FT 654, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part
Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 549:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%


For FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 500 and FT 549 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued
(and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 30, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Pharmaceutical                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated February 27, 2004                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies in the semiconductor industry

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503 and FT 655, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503:

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1,000            2.40%
$1,000 or more                       1.50%

For FT 655:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_______________                      ____________
$50 but less than $100               4.60%
$100 but less than $250              4.35%
$250 but less than $500              3.85%
$500 but less than $1,000            2.85%
$1,000 or more                       1.95%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated February 27, 2004. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                       Technology Portfolio Series
                     Technology Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 30, 2003                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST (R)

                            1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548 and FT 654, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part
Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%


* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued
(and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series
                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 30, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                    Utilities Income Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated August 29, 2003                                    PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by utility companies. The Trusts seek to provide monthly income and the potential for capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                        Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for capital appreciation through an investment in a diversified portfolio of common stocks of electric and natural gas companies. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the utilities industry may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the utilities industry as a whole and the performance of each Trust is expected to differ from that of the utilities industry. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Utility Industry. Because more than 25% of each Trust is invested in common stocks of companies in the utilities industry, each Trust is considered to be concentrated in utility stocks. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of such issuers would include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 655, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_________________                         ____________
$50 but less than $100                    4.25%
$100 but less than $250                   4.00%
$250 but less than $500                   3.50%
$500 or more                              2.50%

For FT 655, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced as follows:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.60%
$100 but less than $250                   4.35%
$250 but less than $500                   3.85%
$500 but less than $1,000                 2.85%
$1,000 or more                            1.95%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Utilities Income Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Utilities Income Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated August 29, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration                                                  1
   Utility Companies                                           1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Utility Companies. An investment in Units of the Trusts should be made with an understanding of the characteristics of the utility industry and the risks which such an investment may entail. General problems of the public utility industry include the difficulty in obtaining an adequate return on invested capital despite frequent increases in rates which have been granted by the public service commissions having jurisdiction, the difficulty in financing large construction programs during an inflationary period, the restrictions on operations and increased cost and delays attributable to environmental and other regulatory considerations, the difficulty to the capital markets in absorbing utility debt and securities, the difficulty in obtaining fuel for electric generation at reasonable prices, and the effects of energy conservation. There is no assurance that such public service commissions will, in the future, grant rate increases or that any such increases will be adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Securities in the portfolio have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, utility stock prices may be adversely affected as interest rates rise. The Sponsor

Page 1

makes no prediction as to whether interest rates will rise or fall or the effect, if any, interest rates may have on the Securities in the portfolio. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Securities in a Trust's portfolio to make dividend payments on their Securities.

Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

Recently, the California Public Utility Commission ("CPUC") announced its intention to deregulate the electric utility industry in California. This change will eventually result in full competition between electric utilities and independent power producers in the generation and sale of power to all customers in California by the year 2002. In September of 1996, the California Legislature passed and the Governor signed into law Assembly Bill 1890 (AB 1890) to restructure the California electrical industry by promoting competition and allowing customers a right to choose their electrical supplier. Preliminary assessments of the CPUC plan and the new law suggest that the deregulation of the electric utility industry in California could have a significant adverse effect on electric utility stocks of California issuers. Furthermore, the move toward full competition in California could indicate that similar changes may be made in other states in the future which could negatively impact the profitability of electric utilities. Further deregulation could adversely affect the issuer of certain of the Securities in the portfolio. In view of the uncertainties regarding the CPUC deregulation plan, it is unclear what effect, if any, that full competition will have on electric utilities in California or whether similar changes will be adopted in the other states.

Certain of the issuers of the Securities in the Trusts may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

Page 2


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 594 BIOTECHNOLOGY PORTFOLIO, SERIES 7, CAPITAL GOODS PORTFOLIO, SERIES, COMMUNICATIONS PORTFOLIO, SERIES 10, ENERGY PORTFOLIO, SERIES 11, FINANCIAL SERVICES PORTFOLIO, SERIES 12, LEADING BRANDS PORTFOLIO, SERIES 11, LIFE SCIENCES PORTFOLIO, SERIES 4, PHARMACEUTICAL PORTFOLIO, SERIES 13, SEMICONDUCTOR PORTFOLIO, SERIES 7, TECHNOLOGY PORTFOLIO, SERIES 16 AND UTILITIES INCOME PORTFOLIO, SERIES 4, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2004.

                              FT 594
                              BIOTECHNOLOGY PORTFOLIO, SERIES 7
                                CAPITAL GOODS PORTFOLIO, SERIES
                                COMMUNICATIONS PORTFOLIO, SERIES 10
                                ENERGY PORTFOLIO, SERIES 11
                                FINANCIAL SERVICES PORTFOLIO, SERIES 12
                                LEADING BRANDS PORTFOLIO, SERIES 11
                                LIFE SCIENCES PORTFOLIO, SERIES 4
                                PHARMACEUTICAL PORTFOLIO, SERIES 13
                                SEMICONDUCTOR PORTFOLIO, SERIES 7
                                TECHNOLOGY PORTFOLIO, SERIES 16
                                UTILITIES INCOME PORTFOLIO, SERIES 4
                                       (Registrant)


                              By:   FIRST TRUST PORTFOLIOS, L.P.
                                       (Depositor)


                              By:   Jason T. Henry
                                    Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE

David J. Allen             Director           )
                           of The Charger     )
                           Corporation, the   ) April 30, 2004
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )
                                              )
Judith M. Van Kampen       Director           )
                           of The Charger     ) Jason T. Henry
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated April 28, 2004 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
April 28, 2004